UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston, MA			02108
(Address of principal executive offices)			(Zip code)

3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report September 30, 2013 (Unaudited)

Table of Contents

Economic and Market Summary	3

Boston Trust Asset Management Fund
Investment Performance	4
Schedule of Portfolio Investments	10
Financial Statements	12
Financial Highlights	14

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	19
Financial Statements	20
Financial Highlights	22

Boston Trust SMID Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	23
Financial Statements	24
Financial Highlights	26

Boston Trust Small Cap Fund
Investment Performance	8
Schedule of Portfolio Investments	27
Financial Statements	28
Financial Highlights	30

Environmental, Social and Governance Research and Action Update	31

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	38
Financial Statements	40
Financial Highlights	42

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	43
Financial Statements	44
Financial Highlights	46

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	47
Financial Statements	48
Financial Highlights	50

Walden SMID Cap Innovations Fund
Investment Performance	36
Schedule of Portfolio Investments	51
Financial Statements	52
Financial Highlights	54

Walden Small Cap Innovations Fund
Investment Performance	37
Schedule of Portfolio Investments	55
Financial Statements	56
Financial Highlights	58

Notes to Financial Statements	59
Supplementary Information	65

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company and an affiliate of Walden Asset Management (Walden), serves as investment adviser (the Adviser) to the Boston Trust & Walden Funds and receives a fee for its services. Walden, a division of BTIM, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by BHIL Distributors, Inc. Member FINRA.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Photography credits:

•                  Cover: Bruce Field

•                  Pages 1, 5, 6, 34, 35 and 37: Jim Gallagher

•                  Pages 4, 7 and 36: Rebecca Monette

•                  Pages 8 and 33: Janet C. Dygert

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The Boston Trust & Walden Funds A Registered Investment Company

Boston Trust and Walden Funds	Domenic Colasacco, CFA
Economic and Market Summary	Portfolio Manager and President
(Unaudited)	Boston Trust Investment Management, Inc.

The six months ended September 30, 2013 saw a continuation of the market’s now over four-year-old rally, although the period’s gains were certainly far from steadily achieved. Despite headlines warning of economic relapse both domestically and abroad, investors continued to focus on underlying economic and corporate data and bid a number of major market indices to new highs. To be sure, the rapid growth of some emerging markets has moderated (although it still remains at healthy levels) and Washington’s latest episode of brinksmanship has clouded economic forecasts; however, the underpinnings of the recovery remain intact and the market’s continued uptrend is justified. All told, the S&P 500 Index, a broad measure of the U.S. stock market, has gained almost 20% since year-end 2012.

While stocks moved markedly higher during the period, the two corrections in June and August are a reflection of economic crosscurrents still facing investors. Of particular attention and media coverage has been monetary and fiscal policy decisions coming out of Washington. The Federal Reserve Board (the “Fed”) surprised investors at its September meeting, electing to fully continue its current accommodative stance, rather than tapering bond purchases as was widely expected. While investors cheered the continuation of this “easy-money” policy—which will keep short-term interest rates near zero and allow investors to keep climbing up the risk spectrum—they almost simultaneously began fretting over Congress’s fiscal impasse over both the Federal budget and consequent partial shutdown, and more importantly, the debt ceiling. Nevertheless, despite the political bluster and doomsday headlines, the core data continues to point to economic progress. Job growth remains steady if unspectacular, and the all-important housing market has continued its resurgence. Additional consumer markets, from autos to retailers, perhaps partly realizing some pent-up demand, have shown an increase in spending as well. Moreover, while growth expectations for China and some other emerging markets have been revised downward, other international markets like the euro zone have shown further signs of stabilizing—a welcome prospect.

Stocks have moved higher as companies, in aggregate, have boasted continually improving business fundamentals. Corporate profits, the true long-term driver of stock prices, continue to grow in the mid-single digits, outpacing positive yet meager GDP(1) gains; robust free cash flow generation has allowed most firms to further bolster balance sheets as well as return cash to shareholders. Stock prices have received an additional boost in 2013 via an increase in valuation, as investors have become more confident in the sustainability of the recovery (looking past newspaper columnists’ prognostications of Congress-induced economic retrenchment) and placed a more suitable premium on future earnings. As confidence increases, investors have also gravitated toward riskier assets, bidding up more speculative investments over the higher quality companies which we favor, causing a disparity in performance of the respective groups. Undoubtedly, there are pockets of the market that are currently reflecting expectations that are too rosy, with valuations implying unrealistic growth rates, while others that still present attractive opportunities. Nonetheless, given that valuations, in aggregate, are now generally closer to historical averages, we believe future equity market movements to be more reflective of changes in corporate earnings. Mid-single digit profit growth, plus cash flow from dividends, though, is still quite attractive compared to the minimal returns available in bonds or money market instruments.

Going forward, we believe short-term economic risks created by political gridlock in Washington will continue to be mitigated by last-minute deals, and the Fed to remain responsive to its two-pronged mandate of maximum employment and stable prices (i.e. moderate inflation), while eventually curtailing its bond-purchasing program. The job market should be able to maintain its pace of modest gains as the business environment improves, while the housing market will continue to benefit from still historically low interest rates. As such, our focus will be to invest, across sectors, in companies that will benefit comparatively from further improvements in economic conditions. As always, we will continue to emphasize investments in companies with above average financial strength and lower-risk business models. We expect that companies that fit this mold will perform well in the slow-growth and gradually rising interest rate environment we see ahead.

(1) The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in the United States.

Boston Trust Asset Management Fund September 30, 2013	Investment Performance (Unaudited)

Fund Net Asset Value:	$37.75
Gross Expense Ratio(1):	0.96%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio includes the impact of repayment of fees and expenses which were previously reimbursed under the terms of the Fund’s contractual expense limitation agreement, which continues through August 1, 2014 and may be terminated thereafter. The contractual fee limit under the agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Boston Trust Asset Management Fund(1)	4.63%	11.52%	8.01%	7.02%
S&P 500 Index	8.31%	19.34%	10.02%	7.57%
Barclays U.S. Government/Credit Index	-2.16%	-1.96%	5.71%	4.52%
Citigroup 90-Day U.S. Treasury Bill Index	0.03%	0.07%	0.15%	1.61%
Morningstar U.S. Open-End Moderate Allocation Funds Average	4.27%	11.47%	7.62%	5.94%

The above chart represents the historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. The Morningstar U.S. Open-End Moderate Allocation Funds Average is an average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund September 30, 2013

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	5 Years	Since Inception 10/1/03
Boston Trust Equity Fund(1)	6.94%	16.19%	9.16%	7.36%
S&P 500 Index	8.31%	19.34%	10.02%	7.33%

The above chart represents the historical performance of a hypothetical investment of $10,000 in the Boston Trust Equity Fund from October 1, 2003 to September 30, 2013, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$18.02
Gross Expense Ratio(1):	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio includes the impact of repayment of fees and expenses which were previously reimbursed under the terms of the Fund’s contractual expense limitation agreement, which continues through August 1, 2014 and may be terminated thereafter. The contractual fee limit under the agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

Boston Trust Midcap Fund September 30, 2013	Investment Performance (Unaudited)

Fund Net Asset Value:	$14.24
Gross Expense Ratio(1):	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	5 Year	Since Inception 9/24/07
Boston Trust Midcap Fund(1)	8.87%	22.05%	13.11%	8.10%
Russell Midcap® Index	10.07%	27.91%	12.97%	6.29%

The above chart represents the historical performance of a hypothetical investment of $10,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2013, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund September 30, 2013

	For the period ended 9/30/13
	Aggregate	Annualized
	Six months	1 Year	Since Inception 11/30/11
Boston Trust SMID Cap Fund(1)	10.79%	24.68%	17.87%
Russell 2500™ Index	11.55%	29.79%	24.18%

The above chart represents the historical performance of a hypothetical $10,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to September 30, 2013, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$13.35
Gross Expense Ratio(1):	2.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

Boston Trust Small Cap Fund September 30, 2013	Investment Performance (Unaudited)

Fund Net Asset Value:	$15.82
Gross Expense Ratio(1):	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Boston Trust Small Cap Fund(1),*	11.10%	23.89%	11.59%	11.17%
Russell 2000® Index	13.61%	30.06%	11.15%	9.64%

The above chart represents the historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The performance of the collective investment fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Adviser’s expense limitation for its initial year of investment operations. The collective investment fund was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the collective investment fund had been registered, the collective investment fund’s performance may have been adversely affected.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

Common stoCks (79.9%)
Consumer Discretionary (10.0%)
Advance Auto Parts, Inc.	5,000	413,400
Autoliv, Inc.	25,000	2,184,750
Comcast Corp., Class A	100,000	4,515,000
Johnson Controls, Inc.	40,000	1,660,000
McDonald’s Corp.	32,500	3,126,825
NIKE, Inc., Class B	80,000	5,811,200
Omnicom Group, Inc.	65,000	4,123,600
Ross Stores, Inc.	60,000	4,368,000
Target Corp.	10,000	639,800
Wal-Mart Stores, Inc.	50,000	3,698,000
		30,540,575
Consumer Staples (8.5%)
Church & Dwight Co., Inc.	25,000	1,501,250
Colgate-Palmolive Co.	25,000	1,482,500
Costco Wholesale Corp.	35,000	4,029,200
Diageo PLC, Sponsored ADR	30,000	3,812,400
McCormick & Co., Inc.	30,000	1,941,000
Nestle SA, Sponsored ADR	50,000	3,480,000
PepsiCo, Inc.	40,000	3,180,000
Procter & Gamble Co.	35,000	2,645,650
Reckitt Benckiser Group PLC, Sponsored ADR	50,000	734,500
SYSCO Corp.	100,000	3,183,000
		25,989,500
Energy (8.2%)
Apache Corp.	20,000	1,702,800
Chevron Corp.	50,000	6,075,000
ConocoPhillips	45,000	3,127,950
Devon Energy Corp.	10,000	577,600
Exxon Mobil Corp.	105,000	9,034,200
Phillips 66	10,000	578,200
Schlumberger Ltd.	45,000	3,976,200
		25,071,950
Financials (12.4%)
American Express Co.	30,000	2,265,600
BB&T Corp.	25,000	843,750
Chubb Corp.	70,000	6,248,200
Cincinnati Financial Corp.	125,000	5,895,000
Comerica, Inc.	60,000	2,358,600
Commerce Bancshares, Inc.	25,000	1,095,250
JPMorgan Chase & Co.	100,000	5,169,000
M&T Bank Corp.	12,500	1,399,000
Northern Trust Corp.	22,500	1,223,775
PNC Financial Services Group, Inc.	40,000	2,898,000
State Street Corp.	25,000	1,643,750
T. Rowe Price Group, Inc.	70,000	5,035,100
US BanCorp	50,000	1,829,000
		37,904,025
Health Care (8.9%)
Becton, Dickinson & Co.	50,000	5,001,000
C.R. Bard, Inc.	35,000	4,032,000
DENTSPLY International, Inc.	55,000	2,387,550
Edwards Lifesciences Corp.(a)	35,000	2,437,050
Johnson & Johnson, Inc.	25,000	2,167,250
Medtronic, Inc.	20,000	1,065,000
Mettler-Toledo International, Inc.(a)	7,500	1,800,675
Roche Holding AG, Sponsored ADR	60,000	4,051,800
Saint Jude Medical, Inc.	20,000	1,072,800
Stryker Corp.	20,000	1,351,800
Varian Medical Systems, Inc.(a)	25,000	1,868,250
		27,235,175

	Shares or
	Principal
	Amount ($)

Industrials (16.2%)
3M Co.	35,000	4,179,350
Deere & Co.	5,000	406,950
Donaldson Co., Inc.	150,000	5,719,500
Emerson Electric Co.	75,000	4,852,500
Expeditors International of Washington, Inc.	25,000	1,101,500
Hubbell, Inc., Class B	42,500	4,451,450
Illinois Tool Works, Inc.	75,000	5,720,250
Precision Castparts Corp.	30,000	6,817,201
Rockwell Collins, Inc.	70,000	4,750,200
United Parcel Service, Inc., Class B	50,000	4,568,500
W.W. Grainger, Inc.	25,000	6,542,750
		49,110,151
Information Technology (11.9%)
Accenture PLC, Class A	70,000	5,154,800
Apple, Inc.	10,000	4,767,500
Automatic Data Processing, Inc.	70,000	5,066,600
EMC Corp.	150,000	3,834,000
Google, Inc., Class A(a)	1,000	875,910
Intel Corp.	10,000	229,200
International Business Machines Corp.	27,500	5,092,450
Microsoft Corp.	140,000	4,663,400
Oracle Corp.	125,000	4,146,250
QUALCOMM, Inc.	40,000	2,694,400
		36,524,510
Materials (3.8%)
Air Products & Chemicals, Inc.	25,000	2,664,250
AptarGroup, Inc.	30,000	1,803,900
Ecolab, Inc.	25,000	2,469,000
Sigma-Aldrich Corp.	55,000	4,691,500
		11,628,650
TOTAL COMMON STOCKS (Cost $138,654,470)		244,004,536

Corporate Bonds (3.6%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	564,273

Financials (2.8%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	232,137
American Express Co., 2.65%, 12/2/22	1,926,000	1,772,502
American Express Co., 7.00%, 3/19/18	1,500,000	1,808,965
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,145,122
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,574,904
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	687,673
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,562,619
		8,783,922
Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	336,425

Information Technology (0.3%)
Oracle Corp., 5.75%, 4/15/18	750,000	874,329

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	556,774

TOTAL CORPORATE BONDS (Cost $9,996,032)		11,115,723

See Notes to Financial Statements

	Principal
Security Description	Amount ($)	Fair Value ($)

MUNICIPAL BONDS (2.2%)
Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,113,920

Illinois (0.6%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	600,000	604,272
Illinois State, Series A, GO, 5.00%, 3/1/22, Prerefunded 3/1/14 @ 100	150,000	152,925
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	522,310
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	244,670
		1,524,177
Massachusetts (0.7%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	502,555
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,723,379
		2,225,934
Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	532,460

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	280,855

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	226,306
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	863,918
		1,090,224

TOTAL MUNICIPAL BONDS (Cost $6,512,349)		6,767,570

	Shares or
	Principal
	Amount ($)

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (8.9%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,841,572
3.39%, 2/1/28	2,000,000	1,875,780
		13,717,352
Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,233,802

Government National Mortgage Association
4.00%, 9/15/40	694,927	735,202

U.S. Treasury Inflation Index Note
1.25%, 7/15/20	3,250,000	3,812,799

U.S. Treasury Note
2.38%, 6/30/18	6,500,000	6,820,684

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,695,710)		27,319,839

investment Companies (5.2%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	16,041,073	16,041,073
TOTAL INVESTMENT COMPANIES (Cost $16,041,073)		16,041,073

Total Investments (Cost $197,899,634)(c) — 99.8%		305,248,741
Other assets in excess of liabilities — 0.2%		508,224
NET ASSETS — 100.0%		$305,756,965

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of September 30, 2013.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depository Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation.
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

Statement of assets and liabilities

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $197,899,634)	$305,248,741
Interest and dividends receivable	723,624
Receivable for capital shares issued	7,000
Prepaid expenses and other assets	15,379
Total Assets	305,994,744
Liabilities:
Payable for capital shares redeemed	15,000
Accrued expenses and other liabilities:
Investment adviser	188,722
Chief compliance officer	1,554
Administration and accounting	6,466
Custodian	6,915
Transfer agent	1,186
Trustee	1,854
Other	16,082
Total Liabilities	237,779
Net Assets	$305,756,965
Composition of Net Assets:
Capital	$193,616,589
Accumulated net investment income	2,756,600
Accumulated net realized gains from investment transactions	2,034,669
Net unrealized appreciation from investments	107,349,107
Net Assets	$305,756,965
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,099,078
Net Asset Value Offering Price and Redemption price per share	$37.75

statement of operations

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Interest	$902,515
Dividends	2,425,134
Total Investment Income	3,327,649
Expenses:
Investment adviser	1,123,653
Administration and accounting	157,514
Trustee	5,730
Custodian	21,264
Transfer agency	15,536
Chief compliance officer	5,619
Other	58,617
Total expenses before fee reductions	1,387,933
Fees voluntarily reduced by transfer agent	(6,318)
Net Expenses	1,381,615
Net Investment Income	1,946,034
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,045,378
Change in unrealized appreciation from investments	10,436,157
Net realized/unrealized gains from investments	11,481,535
Change in Net Assets Resulting from Operations	$13,427,569

See Notes to Financial Statements

Statement of changes in net assets

	For the
	six months ended	For the
	September 30,	year ended
	2013	March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$1,946,034	$3,972,899
Net realized gains from investment transactions	1,045,378	2,435,392
Change in unrealized appreciation/depreciation from investments	10,436,157	16,395,428
Change in Net Assets Resulting from Operations	13,427,569	22,803,719
Dividends:
Net investment income	—	(3,899,407)
Net realized gains from investment transactions	—	(305,946)
Change in Net Assets Resulting Shareholder Dividends	—	(4,205,353)
Capital Share Transactions:
Proceeds from shares issued	10,296,304	32,322,210
Dividends reinvested	—	3,883,401
Cost of shares redeemed	(6,640,043)	(23,162,238)
Change in Net Assets Resulting from Capital Share Transactions	3,656,261	13,043,373
Change in Net Assets	17,083,830	31,641,739
Net Assets:
Beginning of period	288,673,135	257,031,396
End of period	$305,756,965	$288,673,135
Share Transactions:
Issued	277,505	946,104
Reinvested	—	114,593
Redeemed	(178,601)	(685,885)
Change in shares	98,904	374,812
Accumulated net investment income (loss)	$2,756,600	$810,566

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

Financial Highlights

Selected data for a share outstanding throughout the years indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sep. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Period	$36.08		$33.71	$31.56	$28.69	$23.33	$30.31
Investment Activities:
Net investment income	0.24		0.51	0.43	0.44	0.47	0.49 (a)
Net realized and unrealized gains (losses) from investment transactions	1.43		2.41	2.17	2.88	5.36	(6.11)
Total from investment activities	1.67		2.92	2.60	3.32	5.83	(5.62)

Dividends:

Net investment income	—		(0.51)	(0.45)	(0.45)	(0.47)	(0.52)
Net realized gains from investments	—		(0.04)	—	—	—	(0.84)
Total dividends	—		(0.55)	(0.45)	(0.45)	(0.47)	(1.36)
Net Asset Value, End of Period	$37.75		$36.08	$33.71	$31.56	$28.69	$23.33
Total Return	4.63	%(b)	8.77%	8.36%	11.65%	25.08%	(18.68)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$305,757		$288,673	$257,031	$233,228	$200,312	$148,401
Ratio of net expenses to average net assets	0.92	%(c)	0.96%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.30	%(c)	1.51%	1.40%	1.50%	1.84%	1.80%
Ratio of expenses (before fee reductions) to average net assets(d)	0.93	%(c)	0.96%	1.07%	1.07%	1.08%	1.08%
Portfolio turnover rate	4.95	%(b)	7.43%	18.70%	15.76%	12.90%	21.30%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)  Calculated using average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

Common stocks (99.2%)
Consumer Discretionary (12.6%)
Advance Auto Parts, Inc.	5,000	413,400
Autoliv, Inc.	15,000	1,310,850
Comcast Corp., Class A	50,000	2,257,500
Johnson Controls, Inc.	10,000	415,000
McDonald’s Corp.	17,500	1,683,675
NIKE, Inc., Class B	16,000	1,162,240
Omnicom Group, Inc.	30,000	1,903,200
Ross Stores, Inc.	12,500	910,000
Wal-Mart Stores, Inc.	15,000	1,109,400
		11,165,265
Consumer Staples (11.0%)
Church & Dwight Co., Inc.	10,000	600,500
Colgate-Palmolive Co.	12,000	711,600
Costco Wholesale Corp.	15,000	1,726,800
Diageo PLC, Sponsored ADR	14,000	1,779,120
McCormick & Co., Inc.	7,000	452,900
Nestle SA, Sponsored ADR	15,000	1,044,000
PepsiCo, Inc.	12,500	993,750
Procter & Gamble Co.	10,000	755,900
Reckitt Benckiser Group PLC, Sponsored ADR	30,000	440,700
SYSCO Corp.	40,000	1,273,200
		9,778,470
Energy (10.1%)
Apache Corp.	6,000	510,840
Chevron Corp.	16,000	1,944,000
ConocoPhillips	15,000	1,042,650
Exxon Mobil Corp.	40,000	3,441,600
Phillips 66	4,000	231,280
Schlumberger Ltd.	20,000	1,767,200
		8,937,570
Financials (16.0%)
American Express Co.	10,000	755,200
BB&T Corp.	20,000	675,000
Chubb Corp.	25,000	2,231,500
Cincinnati Financial Corp.	50,000	2,358,000
Comerica, Inc.	17,500	687,925
Commerce Bancshares, Inc.	7,500	328,575
JPMorgan Chase & Co.	35,000	1,809,150
M&T Bank Corp.	5,000	559,600
Northern Trust Corp.	7,500	407,925
PNC Financial Services Group, Inc.	17,500	1,267,875
State Street Corp.	12,000	789,000
T. Rowe Price Group, Inc.	30,000	2,157,900
US BanCorp	5,000	182,900
		14,210,550
Health Care (10.4%)
Becton, Dickinson & Co.	17,000	1,700,340
C.R. Bard, Inc.	12,500	1,440,000
DENTSPLY International, Inc.	25,000	1,085,250
Edwards Lifesciences Corp.(a)	10,000	696,300
Johnson & Johnson, Inc.	2,000	173,380
Medtronic, Inc.	10,000	532,500
Mettler-Toledo International, Inc.(a)	1,500	360,135
Roche Holding AG, Sponsored ADR	22,500	1,519,425
Saint Jude Medical, Inc.	5,000	268,200
Stryker Corp.	10,000	675,900
Varian Medical Systems, Inc.(a)	10,000	747,300
		9,198,730
Industrials (19.5%)
3M Co.	7,500	895,575
Donaldson Co., Inc.	50,000	1,906,500
Emerson Electric Co.	35,000	2,264,500
Expeditors International of Washington, Inc.	2,500	110,150
Hubbell, Inc., Class B	10,000	1,047,400
Illinois Tool Works, Inc.	30,000	2,288,100
Precision Castparts Corp.	15,000	3,408,600
Rockwell Collins, Inc.	17,500	1,187,550
United Parcel Service, Inc., Class B	14,000	1,279,180
W.W. Grainger, Inc.	11,500	3,009,665
		17,397,220
Information Technology (14.7%)
Accenture PLC, Class A	25,000	1,841,000
Apple, Inc.	3,000	1,430,250
Automatic Data Processing, Inc.	20,000	1,447,600
EMC Corp.	65,000	1,661,400
Google, Inc., Class A(a)	750	656,933
Intel Corp.	5,000	114,600
International Business Machines Corp.	10,000	1,851,800
Microsoft Corp.	50,000	1,665,500
Oracle Corp.	40,000	1,326,800
QUALCOMM, Inc.	15,000	1,010,400
		13,006,283
Materials (4.9%)
Air Products & Chemicals, Inc.	6,000	639,420
AptarGroup, Inc.	7,500	450,975
Ecolab, Inc.	14,000	1,382,640
Sigma-Aldrich Corp.	22,500	1,919,250
		4,392,285
TOTAL COMMON STOCKS (Cost $47,507,849)		88,086,373

Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	588,365	588,365
TOTAL INVESTMENT COMPANIES (Cost $588,365)		588,365

Total Investments (Cost $48,096,214)(c) — 99.9%		88,674,738
Other assets in excess of liabilities — 0.1%		65,626
NET ASSETS — 100.0%		$88,740,364

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR   American Depository Receipt

PLC    Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

Statement of assets and liabilities

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $48,096,214)	$88,674,738
Interest and dividends receivable	146,077
Prepaid expenses and other assets	4,876
Total Assets	88,825,691
Liabilities:
Payable for capital shares redeemed	2,000
Accrued expenses and other liabilities:
Investment adviser	68,237
Chief compliance officer	578
Administration and accounting	1,968
Custodian	2,672
Transfer agent	3,012
Trustee	690
Other	6,170
Total Liabilities	85,327
Net Assets	$88,740,364
Composition of Net Assets:
Capital	$49,254,540
Accumulated net investment income	658,565
Accumulated net realized (losses) from investment transactions	(1,751,265)
Net unrealized appreciation from investments	40,578,524
Net Assets	$88,740,364
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,925,476
Net Asset Value Offering Price and Redemption price per share	$18.02

statement of operations

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$874,026
Total Investment Income	874,026
Expenses:
Investment adviser	320,204
Administration and accounting	45,096
Trustee	1,575
Custodian	5,903
Transfer agency	13,680
Recoupment of prior expenses reimbursed by the investment adviser	13,866
Chief compliance officer	1,485
Other	15,549
Total expenses before fee reductions	417,358
Fees voluntarily reduced by transfer agent	(6,318)
Net Expenses	411,040
Net Investment Income	462,986
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment transactions	(91,034)
Change in unrealized appreciation from investments	5,281,158
Net realized/unrealized gains from investments	5,190,124
Change in Net Assets Resulting from Operations	$5,653,110

See Notes to Financial Statements

Statement of changes in net assets

	For the six months ended September 30,	For the year ended
	2013	March 31, 2013
	(Unaudited)

Investment Activities:
Operations:
Net investment income (loss)	$462,986	$912,161
Net realized gains from investment transactions	(91,034)	1,142,942
Change in unrealized appreciation/depreciation from investments	5,281,158	5,023,429
Change in Net Assets Resulting from Operations	5,653,110	7,078,532
Dividends:
Net investment income	—	(861,329)
Change in Net Assets Resulting Shareholder Dividends	—	(861,329)
Capital Share Transactions:
Proceeds from shares issued	3,883,439	11,499,576
Dividends reinvested	—	779,539
Cost of shares redeemed	(1,949,745)	(6,916,458)
Change in Net Assets Resulting from Capital Share Transactions	1,933,694	5,362,657
Change in Net Assets	7,586,804	11,579,860
Net Assets:
Beginning of period	81,153,560	69,573,700
End of period	$88,740,364	$81,153,560
Share Transactions:
Issued	220,144	738,195
Reinvested	—	50,238
Redeemed	(110,847)	(449,589)
Change in shares	109,297	338,844
Accumulated net investment income (loss)	$658,565	$195,579

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

Financial highlights

Selected data for a share outstanding throughout the years indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sep. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Period	$16.85		$15.54	$14.46	$12.62	$8.77	$13.17
Investment Activities:
Net investment income	0.10		0.20	0.13	0.11	0.10	0.10 (a)
Net realized and unrealized gains (losses) from investment transactions	1.07		1.30	1.08	1.84	3.85	(4.30)
Total from investment activities	1.17		1.50	1.21	1.95	3.95	(4.40)

Dividends:
Net investment income	—		(0.19)	(0.13)	(0.11)	(0.10)	(0.10)
Total dividends	—		(0.19)	(0.13)	(0.11)	(0.10)	(0.10)
Net Asset Value, End of Period	$18.02		$16.85	$15.54	$14.46	$12.62	$8.77
Total Return	6.94	%(b)	9.76%	8.50%	15.48%	45.13%	(32.73)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$88,740		$81,154	$69,574	$63,463	$53,583	$38,699
Ratio of net expenses to average net assets	0.96	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.08	%(c)	1.28%	0.96%	0.85%	0.92%	0.86%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(d)	0.98	%(c)	1.01%	1.07%	1.09%	1.11%	1.10%
Portfolio turnover rate	1.89	%(b)	5.69%	10.80%	14.31%	19.90%	28.85%

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.

(a)  Calculated using average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

Common stoCks (99.9%)
Consumer Discretionary (15.9%)
Advance Auto Parts, Inc.	6,625	547,755
Autoliv, Inc.	7,505	655,862
Family Dollar Stores, Inc.	9,625	693,193
Hasbro, Inc.	15,200	716,528
LKQ Corp.(a)	15,000	477,900
Nordstrom, Inc.	6,975	391,995
Omnicom Group, Inc.	11,150	707,356
O’Reilly Automotive, Inc.(a)	6,700	854,853
Ross Stores, Inc.	11,900	866,319
Tractor Supply Co.	5,600	376,152
		6,287,913
Consumer Staples (6.1%)
Brown-Forman Corp., Class B	8,000	545,040
Campbell Soup Co.	12,175	495,644
Church & Dwight Co., Inc.	14,225	854,212
McCormick & Co., Inc.	8,150	527,305
		2,422,201
Energy (8.6%)
Cabot Oil & Gas Corp.	12,100	451,572
Core Laboratories NV	5,300	896,813
Denbury Resources, Inc.(a)	27,000	497,070
Energen Corp.	5,100	389,589
FMC Technologies, Inc.(a)	7,900	437,818
Murphy Oil Corp.	5,600	337,792
Oceaneering International, Inc.	5,100	414,324
		3,424,978
Financials (17.3%)
Bank of Hawaii Corp.	7,100	386,595
BioMed Realty Trust, Inc.	17,050	316,960
BOK Financial Corp.	5,525	350,009
Cincinnati Financial Corp.	15,200	716,831
Comerica, Inc.	11,100	436,341
Commerce Bancshares, Inc.	7,700	337,337
Cullen/Frost Bankers, Inc.	6,600	465,630
Digital Realty Trust, Inc.	4,900	260,190
East West Bancorp, Inc.	12,700	405,765
Eaton Vance Corp.	10,250	398,008
IntercontinentalExchange, Inc.(a)	2,050	371,911
Jones Lang LaSalle, Inc.	3,750	327,375
M&T Bank Corp.	3,500	391,719
Northern Trust Corp.	11,500	625,485
SEI Investments Co.	12,600	389,466
Signature Bank(a)	3,650	334,048
T. Rowe Price Group, Inc.	4,575	329,080
		6,842,750
Health Care (12.7%)
C.R. Bard, Inc.	5,900	679,680
DENTSPLY International, Inc.	11,900	516,579
Edwards Lifesciences Corp.(a)	5,200	362,076
Haemonetics Corp.(a)	7,500	299,100
Laboratory Corp. of America Holdings(a)	4,300	426,302
MEDNAX, Inc.(a)	2,825	283,630
Mettler-Toledo International, Inc.(a)	2,825	678,254
ResMed, Inc.	5,500	290,510
Techne Corp.	3,750	300,225
Varian Medical Systems, Inc.(a)	7,300	545,529
Waters Corp.(a)	6,100	647,881
		5,029,766
Industrials (16.3%)
AMETEK, Inc.	12,350	568,347
C.H. Robinson Worldwide, Inc.	4,200	250,152
CLARCOR, Inc.	7,100	394,263
Donaldson Co., Inc.	21,500	819,795
Expeditors International of Washington, Inc.	7,850	345,871
Hubbell, Inc., Class B	5,000	523,700
IDEX Corp.	6,500	424,125
Lincoln Electric Holdings, Inc.	10,025	667,866
Nordson Corp.	5,600	412,328
Rockwell Collins, Inc.	5,300	359,658
W.W. Grainger, Inc.	3,300	863,643
Wabtec Corp.	13,000	817,310
		6,447,058
Information Technology (14.7%)
Amphenol Corp.	5,000	386,900
Check Point Software Technologies Ltd.(a)	11,200	633,472
Citrix Systems, Inc.(a)	9,150	646,081
F5 Networks, Inc.(a)	5,675	486,688
Factset Research Systems, Inc.	4,500	490,950
Fiserv, Inc.(a)	3,550	358,728
NetApp, Inc.	17,000	724,539
Paychex, Inc.	9,650	392,176
Syntel, Inc.	5,625	450,563
Teradata Corp.(a)	11,275	625,086
TIBCO Software, Inc.(a)	25,325	648,067
		5,843,250
Materials (4.9%)
AptarGroup, Inc.	12,650	760,645
International Flavors & Fragrances, Inc.	4,450	366,235
Sigma-Aldrich Corp.	9,750	831,675
		1,958,555
Utilities (3.4%)
AGL Resources, Inc.	7,250	333,718
Northeast Utilities	9,591	395,629
Questar Corp.	27,100	609,478
		1,338,825
TOTAL COMMON STOCKS (Cost $25,427,860)		39,595,296

Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	353,897	353,897
TOTAL INVESTMENT COMPANIES (Cost $353,897)		353,897

Total Investments (Cost $25,781,757)(c) — 100.8%		39,949,193
Liabilities in excess of other assets — (0.8)%		(310,151)
NET ASSETS — 100.0%		$39,639,042

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information  listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

Statement of assets and liabilities

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $25,781,757)	$39,949,193
Dividends receivable	30,572
Receivable for investments sold	84,518
Prepaid expenses and other assets	5,287
Total Assets	40,069,570
Liabilities:
Payable for investments purchased	394,012
Accrued expenses and other liabilities:
Investment adviser	24,189
Chief compliance officer	272
Administration and accounting	1,033
Custodian	1,356
Transfer agent	6,237
Trustee	324
Shareholder servicing fee	10
Other	3,095
Total Liabilities	430,528
Net Assets	$39,639,042
Composition of Net Assets:
Capital	$25,000,151
Accumulated net investment income	56,143
Accumulated net realized gains from investment transactions	415,312
Net unrealized appreciation from investments	14,167,436
Net Assets	$39,639,042
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,783,560
Net Asset Value Offering Price and Redemption price per share	$14.24

statement of operations

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$240,606
Less: Foreign tax withholding	(557)
Total Investment Income	240,049
Expenses:
Investment adviser	140,584
Administration and accounting	20,358
Shareholder servicing	88
Trustee	798
Custodian	2,982
Transfer agency	15,017
Chief compliance officer	689
Other	9,594
Total expenses before fee reductions	190,110
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(555)
Net Expenses	187,581
Net Investment Income	52,468
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	163,562
Change in unrealized appreciation from investments	3,004,662
Net realized/unrealized gains from investments	3,168,224
Change in Net Assets Resulting from Operations	$3,220,692

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended September 30,	For the year ended
	2013	March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$52,468	$200,105
Net realized gains from investment transactions	163,562	747,973
Change in unrealized appreciation/depreciation from investments	3,004,662	2,036,667
Change in Net Assets Resulting from Operations	3,220,692	2,984,745
Dividends:
Net investment income	—	(207,695)
Net realized gains from investment transactions	—	(662,925)
Change in Net Assets Resulting Shareholder Dividends	—	(870,620)
Capital Share Transactions:
Proceeds from shares issued	2,266,200	5,383,464
Dividends reinvested	—	755,140
Cost of shares redeemed	(723,007)	(2,601,641)
Change in Net Assets Resulting from Capital Share Transactions	1,543,193	3,536,963
Change in Net Assets	4,763,885	5,651,088
Net Assets:
Beginning of period	34,875,157	29,224,069
End of period	$39,639,042	$34,875,157
Share Transactions:
Issued	169,613	452,973
Reinvested	—	64,331
Redeemed	(52,936)	(219,490)
Change in shares	116,677	297,814
Accumulated net investment income (loss)	$56,143	$3,675

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the six
	months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sep. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Period	$13.08		$12.34	$11.96	$9.44	$6.08	$9.23

Investment Activities:
Net investment income	0.02		0.08	0.03	0.02	0.02	0.02 (a)
Net realized and unrealized gains (losses) from investment transactions	1.14		1.01	0.78	2.73	3.36	(3.07)
Total from investment activities	1.16		1.09	0.81	2.75	3.38	(3.05)

Dividends:
Net investment income	—		(0.08)	(0.03)	(0.02)	(0.02)	(0.02)
Net realized gains from investments	—		(0.27)	(0.40)	(0.21)	—	(0.08)
Total dividends	—		(0.35)	(0.43)	(0.23)	(0.02)	(0.10)
Net Asset Value, End of Period	$14.24		$13.08	$12.34	$11.96	$9.44	$6.08
Total Return	8.87	%(b)	9.20%	7.24%	29.32%	55.68%	(33.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$39,639		$34,875	$29,224	$27,276	$16,309	$8,019
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.28	%(c)	0.68%	0.30%	0.25%	0.26%	0.24%
Ratio of expenses (before fee reductions) to average net assets(d)	1.01	%(c)	1.08%	1.19%	1.20%	1.32%	1.48%
Portfolio turnover rate	3.89	%(b)	16.44%	19.01%	18.58%	26.44%	22.93%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using average shares method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund September 30, 2013

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.1%)
Consumer Discretionary (13.8%)
Bright Horizons Family Solutions, Inc.(a)	750	26,873
Columbia Sportswear Co.	1,050	63,242
Dorman Products, Inc.	1,075	53,265
DSW, Inc., Class A	950	81,053
Hibbett Sports, Inc.(a)	725	40,709
iRobot Corp.(a)	775	29,194
Life Time Fitness, Inc.(a)	700	36,029
Select Comfort Corp.(a)	1,150	28,003
SodaStream International Ltd.(a)	1,000	62,390
Tenneco, Inc.(a)	1,025	51,763
The Men’s Wearhouse, Inc.	1,750	59,588
Vitamin Shoppe, Inc.(a)	1,575	68,906
Weight Watchers International, Inc.	900	33,633
Wolverine World Wide, Inc.	1,475	85,889
		720,537
Consumer Staples (3.4%)
Darling International, Inc.(a)	1,900	40,204
The Fresh Market, Inc.(a)	500	23,655
United Natural Foods, Inc.(a)	875	58,818
Whitewave Food Co.(a)	2,725	54,418
		177,095
Energy (5.4%)
CARBO Ceramics, Inc.	700	69,377
Core Laboratories NV	150	25,382
Denbury Resources, Inc.(a)	3,275	60,293
Forum Energy Technologies, Inc.(a)	1,875	50,643
Geospace Technologies Corp.(a)	575	48,472
RPC, Inc.	1,750	27,073
		281,240
Financials (22.5%)
Artisan Partners Asset Management, Inc.	525	27,489
Bank of Hawaii Corp.	1,506	82,002
BioMed Realty Trust, Inc.	1,800	33,462
BOK Financial Corp.	425	26,924
City National Corp.	400	26,664
Cohen & Steers, Inc.	1,000	35,310
Commerce Bancshares, Inc.	1,115	48,848
Coresite Realty Corp.	800	27,152
Cullen/Frost Bankers, Inc.	550	38,802
DuPont Fabros Technology, Inc.	2,076	53,499
East West Bancorp, Inc.	3,150	100,642
Eaton Vance Corp.	1,550	60,186
Financial Engines, Inc.	600	35,664
Jones Lang LaSalle, Inc.	925	80,753
MarketAxess Holdings, Inc.	1,450	87,058
Ocwen Financial Corp.(a)	1,350	75,290
SEI Investments Co.	1,950	60,275
Signature Bank(a)	975	89,231
SVB Financial Group(a)	1,125	97,165
Texas Capital Bancshares, Inc.(a)	672	30,892
UMB Financial Corp.	675	36,680
Virtus Investment Partners, Inc.(a)	150	24,396
		1,178,384
Health Care (11.5%)
Bruker Corp.(a)	2,850	58,853
Covance, Inc.(a)	650	56,199
DENTSPLY International, Inc.	525	22,790
Haemonetics Corp.(a)	850	33,898
ICU Medical, Inc.(a)	725	49,249
MEDNAX, Inc.(a)	650	65,260
Meridian Bioscience, Inc.	1,000	23,650
Mettler-Toledo International, Inc.(a)	182	43,697
Myriad Genetics, Inc.(a)	1,700	39,950
Neogen Corp.(a)	452	27,445
ResMed, Inc.	900	47,538
Techne Corp.	341	27,300
Thoratec Corp.(a)	1,450	54,071
West Pharmaceutical Services, Inc.	1,200	49,380
		599,280
Industrials (16.8%)
Chart Industries, Inc.(a)	500	61,519
CLARCOR, Inc.	1,100	61,083
Donaldson Co., Inc.	1,750	66,728
ESCO Technologies, Inc.	550	18,277
Franklin Electric Co., Inc.	950	37,430
Genesee & Wyoming, Inc., Class A(a)	652	60,616
Hub Group, Inc., Class A(a)	950	37,269
Hubbell, Inc., Class B	450	47,133
IDEX Corp.	595	38,824
II-VI, Inc.(a)	1,150	21,643
Lincoln Electric Holdings, Inc.	825	54,962
Lindsay Manufacturing Co.	600	48,972
Middleby Corp.(a)	350	73,118
Nordson Corp.	640	47,123
Polypore International, Inc.(a)	1,175	48,140
Wabtec Corp.	1,500	94,304
Watts Water Technologies, Inc., Class A	1,124	63,360
		880,501
Information Technology (15.0%)
Blackbaud, Inc.	800	31,232
Coherent, Inc.	375	23,044
CommVault Systems, Inc.(a)	450	39,524
F5 Networks, Inc.(a)	400	34,304
Factset Research Systems, Inc.	375	40,913
Fortinet, Inc.(a)	1,500	30,390
InterDigital, Inc.	875	32,664
IPG Photonics Corp.	900	50,679
Liquidity Services, Inc.(a)	1,850	62,086
Mellanox Technologies Ltd.(a)	750	28,470
Plantronics, Inc.	1,150	52,957
Polycom, Inc.(a)	3,200	34,944
Power Integrations, Inc.	925	50,089
Riverbed Technology, Inc.(a)	2,400	35,015
Sapient Corp.(a)	3,875	60,334
Syntel, Inc.	600	48,060
TIBCO Software, Inc.(a)	2,575	65,894
WEX, Inc.(a)	725	63,619
		784,218
Materials (6.4%)
AptarGroup, Inc.	1,350	81,176
Calgon Carbon Corp.(a)	3,450	65,516
Commercial Metals Co.	2,300	38,985
International Flavors & Fragrances, Inc.	900	74,069
Minerals Technologies, Inc.	1,475	72,821
		332,567
Utilities (4.3%)
AGL Resources, Inc.	1,000	46,030
American States Water Co.	2,162	59,585
New Jersey Resources Corp.	725	31,936
Questar Corp.	3,925	88,273
		225,824
TOTAL COMMON STOCKS (Cost $4,107,024)		5,179,646

INVESTMENT COMPANIES (1.0%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	54,446	54,446
TOTAL INVESTMENT COMPANIES (Cost $54,446)		54,446

Total Investments (Cost $4,161,470)(c) — 100.1%		5,234,092
Liabilities in excess of other assets — (0.1)%		(6,867)
NET ASSETS — 100.0%		$5,227,225

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $4,161,470)	$5,234,092
Dividends receivable	2,043
Prepaid expenses and other assets	638
Total Assets	5,236,773
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	1,428
Chief compliance officer	42
Administration and accounting	449
Custodian	400
Transfer agent	6,332
Trustee	50
Other	847
Total Liabilities	9,548
Net Assets	$5,227,225
Composition of Net Assets:
Capital	$4,007,512
Accumulated net investment /(loss)	(333)
Accumulated net realized gains from investment transactions	147,424
Net unrealized appreciation from investments	1,072,622
Net Assets	$5,227,225
Shares outstanding (par value $0.01, unlimited number of shares authorized)	391,685
Net Asset Value Offering Price and Redemption price per share	$13.35

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$24,150
Less: Foreign tax withholding	(17)
Total Investment Income	24,133
Expenses:
Investment adviser	18,974
Administration and accounting	3,620
Trustee	202
Custodian	744
Transfer agency	13,665
Chief compliance officer	89
Other	1,856
Total expenses before fee reductions	39,150
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(11,863)
Net Expenses	25,313
Net Investment Income	(1,180)
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	167,846
Change in unrealized appreciation from investments	352,024
Net realized/unrealized gains from investments	519,870
Change in Net Assets Resulting from Operations	$518,690

See Notes to Financial Statements

STATEMENT OF CHANGES OF NET ASSETS

	For the six months ended September 30,	For the year ended
	2013	March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$(1,180)	$14,116
Net realized gains from investment transactions	167,846	(21,455)
Change in unrealized appreciation/depreciation from investments	352,024	421,345
Change in Net Assets Resulting from Operations	518,690	414,006
Dividends:
Net investment income	—	(18,180)
Net realized gains from investment transactions	—	(30,511)
Change in Net Assets Resulting Shareholder Dividends	—	(48,691
Capital Share Transactions:
Proceeds from shares issued	332,408	1,270,515
Dividends reinvested	—	43,101
Cost of shares redeemed	(342,888)	(239,762)
Cost of shares redeemed in redemption in-kind(a)	—	(324,838)
Change in Net Assets Resulting from Capital Share Transactions	(10,480)	749,016
Change in Net Assets	508,210	1,114,331
Net Assets:
Beginning of period	4,719,015	3,604,684
End of period	$5,227,225	$4,719,015
Share Transactions:
Issued	26,675	117,966
Reinvested	—	3,972
Redeemed	(26,572)	(22,846)
Redeemed in redemption in-kind(a)	—	(32,516)
Change in shares	103	66,576
Accumulated net investment income (loss)	$(333)	$847

Amounts designated as “—” are $0 or have been rounded to $0.

(a) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the six months ended Sep. 30, 2013		For the year ended March 31, 2013	For the period ended March 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.05		$11.09	$10.00

Investment Activities:
Net investment income	—		0.04	—
Net realized and unrealized gains (losses) from investment transactions	1.30		1.05	1.09
Total from investment activities	1.30		1.09	1.09

Dividends:
Net investment income	—		(0.05)	—
Net realized gains from investments	—		(0.08)	—
Total dividends	—		(0.13)	—
Net Asset Value, End of Period	$13.35		$12.05	$11.09
Total Return	10.79	%(b)	10.00%	10.96	%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$5,227		$4,719	$3,605
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	(0.05	)%(c)	0.37%	0.03	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.55	%(c)	2.02%	2.18	%(c)
Portfolio turnover rate	12.89	%(b)	33.83%	12.14	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on November 30, 2011.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.9%)
Consumer Discretionary (12.9%)
Bright Horizons Family Solutions, Inc.(a)	70,575	2,528,702
Columbia Sportswear Co.	86,000	5,179,780
Dorman Products, Inc.	123,575	6,123,141
DSW, Inc., Class A	44,800	3,822,336
Hibbett Sports, Inc.(a)	89,950	5,050,693
iRobot Corp.(a)	76,125	2,867,629
Life Time Fitness, Inc.(a)	83,050	4,274,584
Select Comfort Corp.(a)	166,075	4,043,926
SodaStream International Ltd.(a)	88,975	5,551,150
Tenneco, Inc.(a)	101,850	5,143,425
The Men’s Wearhouse, Inc.	155,225	5,285,411
Vitamin Shoppe, Inc.(a)	133,450	5,838,437
Weight Watchers International, Inc.	81,050	3,028,839
Wolverine World Wide, Inc.	130,500	7,599,015
		66,337,068
Consumer Staples (3.9%)
Darling International, Inc.(a)	252,100	5,334,436
The Fresh Market, Inc.(a)	55,375	2,619,791
United Natural Foods, Inc.(a)	122,600	8,241,172
Whitewave Food Co.(a)	204,650	4,086,861
		20,282,260
Energy (5.8%)
CARBO Ceramics, Inc.	88,975	8,818,312
Forum Energy Technologies, Inc.(a)	221,450	5,981,365
Geospace Technologies Corp.(a)	97,875	8,250,862
Natural Gas Services Group, Inc.(a)	98,350	2,637,747
RPC, Inc.	270,900	4,190,823
		29,879,109
Financials (20.9%)
Artisan Partners Asset Management, Inc.	34,875	1,826,055
Bank of Hawaii Corp.	187,850	10,228,432
BBCN Bancorp, Inc.	282,300	3,884,448
City National Corp.	63,250	4,216,245
Cohen & Steers, Inc.	167,100	5,900,301
Coresite Realty Corp.	192,775	6,542,783
Corporate Office Properties Trust	87,000	2,009,700
Dime Community Bancshares, Inc.	165,100	2,748,915
DuPont Fabros Technology, Inc.	279,800	7,210,446
Financial Engines, Inc.	53,275	3,166,666
First Financial Bankshares, Inc.	81,050	4,767,361
First NBC Bank Holding Co.(a)	104,250	2,541,615
HFF, Inc.	132,325	3,314,741
Independent Bank Corp.	108,750	3,882,375
MarketAxess Holdings, Inc.	187,100	11,233,484
Texas Capital Bancshares, Inc.(a)	225,400	10,361,638
Trustmark Corp.	189,950	4,862,720
UMB Financial Corp.	144,350	7,843,979
Umpqua Holdings Corp.	295,800	4,797,876
Virtus Investment Partners, Inc.(a)	40,825	6,639,778
		107,979,558
Health Care (14.1%)
Bruker Corp.(a)	439,950	9,084,968
Cantel Medical Corp.	210,575	6,706,813
Computer Programs & Systems, Inc.	98,875	5,784,188
Haemonetics Corp.(a)	111,725	4,455,593
ICU Medical, Inc.(a)	96,900	6,582,417
IPC The Hospitalist Co.(a)	126,550	6,455,316
Meridian Bioscience, Inc.	200,700	4,746,555
Myriad Genetics, Inc.(a)	184,875	4,344,563
Neogen Corp.(a)	47,450	2,881,164
Techne Corp.	67,225	5,382,034
Thoratec Corp.(a)	163,125	6,082,931
West Pharmaceutical Services, Inc.	243,200	10,007,679
		72,514,221
Industrials (15.2%)
American Science & Engineering, Inc.	43,500	2,623,485
Apogee Enterprises, Inc.	88,975	2,640,778
Chart Industries, Inc.(a)	53,000	6,521,120
CLARCOR, Inc.	141,375	7,850,553
ESCO Technologies, Inc.	114,675	3,810,650
Franklin Electric Co., Inc.	173,025	6,817,185
Gentherm, Inc.(a)	226,400	4,319,712
Herman Miller, Inc.	78,100	2,278,958
Hub Group, Inc., Class A(a)	168,050	6,592,602
II-VI, Inc.(a)	269,900	5,079,518
Lindsay Manufacturing Co.	67,225	5,486,905
Polypore International, Inc.(a)	115,675	4,739,205
Simpson Manufacturing Co., Inc.	79,100	2,576,287
Team, Inc.(a)	130,500	5,187,375
Tennant Co.	81,479	5,051,698
Watts Water Technologies, Inc., Class A	122,600	6,910,962
		78,486,993
Information Technology (18.4%)
Blackbaud, Inc.	133,450	5,209,888
Coherent, Inc.	81,050	4,980,523
Fortinet, Inc.(a)	205,650	4,166,469
InterDigital, Inc.	95,875	3,579,014
IPG Photonics Corp.	134,475	7,572,287
Liquidity Services, Inc.(a)	181,925	6,105,403
Mellanox Technologies Ltd.(a)	132,625	5,034,445
NIC, Inc.	219,475	5,072,067
Plantronics, Inc.	182,900	8,422,545
Polycom, Inc.(a)	519,050	5,668,026
Power Integrations, Inc.	177,950	9,635,993
Riverbed Technology, Inc.(a)	365,800	5,337,022
Sapient Corp.(a)	528,925	8,235,362
Syntel, Inc.	76,125	6,097,613
WEX, Inc.(a)	109,725	9,628,368
		94,745,025
Materials (4.8%)
Calgon Carbon Corp.(a)	245,175	4,655,873
Commercial Metals Co.	313,400	5,312,130
Minerals Technologies, Inc.	166,075	8,199,123
Quaker Chemical Corp.	92,925	6,788,171
		24,955,297
Utilities (2.9%)
American States Water Co.	129,525	3,569,709
New Jersey Resources Corp.	154,225	6,793,611
South Jersey Industries, Inc.	77,100	4,516,518
		14,879,838
TOTAL COMMON STOCKS (Cost $399,175,998)		510,059,369

INVESTMENT COMPANIES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	5,565,438	5,565,438
TOTAL INVESTMENT COMPANIES (Cost $5,565,438)		5,565,438

Total Investments (Cost $404,741,436)(c) — 100.0%		515,624,807
Liabilities in excess of other assets — 0.0%		(235,666)
NET ASSETS — 100.0%		$515,389,141

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $404,741,436)	$515,624,807
Dividends receivable	338,808
Receivable for investments sold	299,638
Prepaid expenses and other assets	24,316
Total Assets	516,287,569
Liabilities:
Payable for investments purchased	342,625
Payable for capital shares redeemed	364,247
Accrued expenses and other liabilities:
Investment adviser	97,365
Chief compliance officer	1,592
Administration and accounting	9,714
Custodian	7,101
Transfer agent	3,246
Trustee	1,899
Shareholder servicing fee	54,000
Other	16,639
Total Liabilities	898,428
Net Assets	$515,389,141
Composition of Net Assets:
Capital	$373,169,250
Accumulated net investment income	152,293
Accumulated net realized gains from investment transactions	31,184,227
Net unrealized appreciation from investments	110,883,371
Net Assets	$515,389,141
Shares outstanding (par value $0.01, unlimited number of shares authorized)	32,571,248
Net Asset Value Offering Price and Redemption price per share	$15.82	(a)

(a) Differs from traded net asset value per share on September 30, 2013 due to financial statement adjustments.

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$2,500,299
Total Investment Income	2,500,299
Expenses:
Investment adviser	1,909,142
Administration and accounting	264,784
Shareholder servicing	409,829
Trustee	10,517
Custodian	37,245
Transfer agency	22,558
Chief compliance officer	9,801
Other	100,617
Total expenses before fee reductions	2,764,493
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(217,520)
Net Expenses	2,544,999
Net Investment Income	(44,700)
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	25,464,757
Change in unrealized appreciation from investments	28,342,791
Net realized/unrealized gains from investments	53,807,548
Change in Net Assets Resulting from Operations	$53,762,848

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2013	For the year ended March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$(44,700)	$1,345,959
Net realized gains from investment transactions	25,464,757	17,943,293
Change in unrealized appreciation/depreciation from investments	28,342,791	27,309,103
Change in Net Assets Resulting from Operations	53,762,848	46,598,355
Dividends:
Net investment income	—	(1,470,783)
Net realized gains from investment transactions	—	(11,612,948)
Change in Net Assets Resulting Shareholder Dividends	—	(13,083,731)
Capital Share Transactions:
Proceeds from shares issued	7,299,426	163,526,538
Dividends reinvested	—	12,261,159
Cost of shares redeemed	(48,462,288)	(34,019,044)
Cost of shares redeemed in redemption in-kind(a)	—	(503,078)
Change in Net Assets Resulting from Capital Share Transactions	(41,162,862)	141,265,575
Change in Net Assets	12,599,986	174,780,199
Net Assets:
Beginning of period	502,789,155	328,008,956
End of period	$515,389,141	$502,789,155
Share Transactions:
Issued	493,424	12,160,205
Reinvested	—	950,581
Redeemed	(3,203,477)	(2,568,914)
Redeemed in redemption in-kind(a)	—	(40,571)
Change in shares	(2,710,053)	10,501,301
Accumulated net investment income (loss)	$152,293	$196,993

Amounts designated as “—” are $0 or have been rounded to $0.

(a) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sep. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Period	$14.24		$13.24	$14.00	$11.52	$7.21	$10.92
Investment Activities:
Net investment income	—		0.05	0.01	0.02	0.02	0.02 (a)
Net realized and unrealized gains (losses) from investment transactions	1.58		1.43	0.20	2.91	4.31	(3.64)
Total from investment activities	1.58		1.48	0.21	2.93	4.33	(3.62)

Dividends:
Net investment income	—		(0.05)	(0.01)	(0.03)	(0.02)	(0.02)
Net realized gains from investments	—		(0.43)	(0.96)	(0.42)	—	(0.07)
Total dividends	—		(0.48)	(0.97)	(0.45)	(0.02)	(0.09)
Net Asset Value, End of Period	$15.82		$14.24	$13.24	$14.00	$11.52	$7.21
Total Return	11.10	%(b)	11.61%	2.35%	25.78%	60.01%	(33.24)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$515,389		$502,789	$328,009	$268,237	$133,511	$25,504
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.10%
Ratio of net investment income to average net assets	(0.02	)%(c)	0.38%	0.05%	0.15%	0.26%	0.21%
Ratio of expenses (before fee reductions) to average net assets(d)	1.09	%(c)	0.99%	1.09%	1.12%	1.14%	1.18%
Portfolio turnover rate	21.76	%(b)	33.34%	30.99%	35.54%	26.68%	21.28%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using average shares method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Environmental, Social and Governance Research and Action Update (Unaudited)

The Intergovernmental Panel on Climate Change (IPCC), the world’s leading scientific authority on climate change, recently released its Fifth Assessment Report (AR5) that focuses on the physical science behind the earth’s warming (AR4 was published in 2007).  There is virtually no ambiguity in the report’s conclusions: warming is described as “unequivocal,” observed changes as “unprecedented,” and human influence as “extremely likely” to be the main cause.

Climate Change and the Environment

Research and engagement activities to encourage companies and policy-makers to mitigate and adapt to climate change is Walden’s highest ESG priority. In recent weeks we have reached out to 32 companies across an array of industries with three primary requests: to set greenhouse gas reduction goals for company operations that enable society to stay within its carbon budget as assessed by IPCC (50% reduction of CO2 globally by 2050 to avoid the worst impacts of climate change), to disclose goals and progress regarding mitigation and adaptation, and to ensure that public policy advocacy is in alignment with company goals. Among energy companies we emphasize the latter request given their disproportionate influence on public policy and our strong belief that a carbon pricing mechanism (e.g. a tax or cap and trade system) is essential for meaningful progress. Conversations have already begun with more than half of the companies, and we are pleased that one firm has committed to review its policy based on the new IPCC assessment.

Several other Walden initiatives are making good progress. McCormick published it first sustainability report after having received significant input from Walden and Calvert Investments.  It included goals for reductions in water and electricity use, greenhouse gas emissions, and container packaging weight. Encouraged by Loring Wolcott & Coolidge and Walden, Microsoft amended its Oversight and Transparency of Trade Association Contributions policy and committed to an annual review of trade association memberships. Despite its membership in the Communication and Technology Task Force of ALEC (American Legislative Exchange Council), an organization working to thwart state renewable energy initiatives, Microsoft stated publicly that “ALEC is not speaking for us on renewable energy policy.” Moreover, Microsoft will lobby for renewable energy in U.S. states where it has operations. United Natural Foods delivered on its commitment to conduct and report on water risk assessment in its Albert’s Organics division. Management reported that water analysis tools could help the company evaluate existing and prospective supplier relationships.

As a member of Ceres’ Investor Network on Climate Risk (INCR), Walden joined numerous investors who are asking more than 50 of the world’s major fossil fuel and electric power companies to assess their exposure to carbon asset risk—risk related to achieving climate polices consistent with IPCC targets as well as those associated with the physical impacts of climate change. Also with INCR, Walden signed a letter to President Obama supporting the Environmental Protection Agency’s (EPA) proposed carbon pollution standards for new power plants and encouraged strong guidelines for existing sources as well. Fossil fuel-fired electric power plants are the single largest source of CO2 in the U.S., representing approximately one-third of all greenhouse gas emissions.

Board Diversity and the Workplace

Engagement with the few portfolio companies that do not have women on their boards of directors is another priority. We seek: adoption of corporate governance policies and nominating charters that include gender and race explicitly as among the factors considered in director selection; a public commitment to a diverse candidate pool; and a description of implementation plans (e.g. mandates to director search firms or recruitment from less traditional venues such as government or academia). We are pleased to report that two companies where Walden has raised concerns for more than one year, NetApp and ResMed, have recently added women directors. Additionally, a constructive conversation with City National has assured us that the company is taking significant steps to identify women candidates. Finally, a new conversation on board diversity is underway at Polypore International.

Walden’s longstanding efforts continue to encourage publicly accessible nondiscrimination policies inclusive of sexual orientation and gender identity. Recently, Liquidity Services and St. Jude Medical committed to post their inclusive policies on their websites.

In September, a controversial component of the Dodd-Frank financial reforms overcame fierce opposition from the U.S. Chamber of Commerce and others when the U.S. Securities and Exchange Commission released proposed rules mandating disclosure of CEO pay relative to median employees. Such disclosure helps investors better evaluate compensation and, from a societal perspective, contributes to our understanding of the corporate role in growing income inequality—a challenge to economic growth and a more widely shared prosperity.

Privacy

With public concern about privacy on the rise, we are pleased to report that Walden joined the Global Network Initiative, a multi- stakeholder organization of technology companies, civil society organizations, academics, and investors working to protect freedom of expression and privacy of information in communications technologies.

J.P. Morgan: Too Big to Hold?

Here’s an obvious question for Walden: How can an investment manager who integrates environmental, social, and governance (ESG) factors in investment decision-making hold J.P. Morgan (JPM) stock? The extent of troubling revelations surrounding the firm’s basic business ethics and risk control practices is astonishing. In the last quarter alone, JPM has committed to pay $410 million in fines and settlements for manipulation of energy markets in California and the Midwest; $389 million in fines and refunds to regulators for wrongful debt collection practices; and most recently, $920 million to multiple regulators in the U.S. and abroad for the “London Whale” trading fiasco that tallied over $6 billion in losses for the bank. The latter came with a first-of-its-kind admission of wrongdoing.

There is more to come. The Securities and Exchange Commission is investigating bribery charges (via the Foreign Corrupt Practices Act) associated with J.P. Morgan’s hiring of children of influential government officials in China. It is one of many banks charged with manipulation of the London Interbank Offered Rate (LIBOR). But most consequential, by far, is ongoing negotiations with the Justice Department to settle charges of fraudulent mortgage-backed securities and bad residential mortgages, which is expected to have a price-tag in excess of $10 billion.

Investing in J.P. Morgan raises difficult and complex questions. Is the crux of the issue that JPM is just too big to manage? Quite possibly. Do we think that JPM is inherently different from other major financial institutions? Probably not so much. The Wall Street Journal Money Beat reported that since January 2010 JPM settlements total over $5 billion compared to $45.9 billion for Bank of America. No one doubts, however, that after being lauded in the midst of the 2008 financial market meltdown, JPM is the current bull’s eye target of regulators. Such scrutiny should compel better behavior.

Setting aside several relatively positive environmental and social aspects of J.P. Morgan’s overall ESG profile to focus on core business ethics and risk control concerns, Walden’s decision process has emphasized two primary considerations: the sufficiency of JPM’s response and the effectiveness of investor engagement to encourage better corporate governance.

Judging the adequacy of J.P. Morgan’s response will require the passage of time, but Walden is encouraged in both its substance and scope.

Highlights include:

•                  Enhanced board oversight by strengthening the role of the newly titled lead independent director and replacing two board members with new directors that have risk management expertise;

•                  Creation of a firm-wide Oversight & Control Group, separately staffed, with strong senior manager accountability structures centrally and in each business line;

•                  4,000 new employees since 2012 dedicated to control initiatives (Risk, Compliance, Legal, Finance, Technology, Oversight & Control and Audit), and $1 billion in spending on controls in 2013;

•                  750,000 hours of Regulatory and Control-related training across the franchise along with a 27% increase in Regulatory and Control technology investment since 2011;

•                  Simplifying and refocusing business priorities; and

•                  Working closely with regulators.

Since the 2008 financial crisis, Walden has voted proxies, engaged in dialogue and filed shareholder resolutions addressing key areas of concern at J.P. Morgan—the lack of an independent board chair (Jamie Dimon serves as both CEO and Chair), the need for better alignment of performance and executive compensation, and loan modification and mortgage servicing progress to stem foreclosures. There remains ample room for improvement, but positive momentum exists on all fronts. As described, JPM has taken steps to strengthen board oversight; risk control performance is a component of executive compensation (though still exorbitant, too discretionary, and insufficiently transparent); and substantial progress is being made on mortgage servicing, the area in which Walden has been most focused. According to Walden’s expert consultant, CANICCOR, who helps guide our shareholder engagement on mortgage servicing, “the quality of [JPM’s] servicing increased greatly, resulting in the lowest volume of untimely responses of these major servicers to complaints of 0.2% during 2012. This CFPB [Consumer Financial Protection Board] untimely response rate then dropped to 0.0% in 2013.”

For now, Walden continues to hold J.P. Morgan stock in many client portfolios. We anticipate lively discussions internally as we continue to monitor the bank’s performance and encourage progress.

Investment Performance (Unaudited)	Walden Asset Management Fund
September 30, 2013

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Walden Asset Management Fund(1)	5.32%	12.08%	6.96%	5.65%
S&P 500 Index	8.31%	19.34%	10.02%	7.57%
Barclays U.S. Government/Credit Index	-2.16%	-1.96%	5.71%	4.52%
Citigroup 90-Day U.S. Treasury Bill Index	0.03%	0.07%	0.15%	1.61%
Morningstar U.S. Open-End Moderate Allocation Funds Average	4.27%	11.47%	7.62%	5.94%

The above chart represents the historical 10-year performance of a hypothetical investment of $10,000 in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. The Morningstar U.S. Open-End Moderate Allocation Funds Average is an average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$14.25
Gross Expense Ratio(1):	1.10%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of contractual fee waivers. After giving effect to such fee waivers, the Asset Management Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

Walden Equity Fund September 30, 2013	Investment Performance (Unaudited)

Fund Net Asset Value:	$16.67
Gross Expense Ratio(1):	1.14%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Equity Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	5 Years	10 Years
Walden Equity Fund(1)	8.18%	17.86%	8.99%	7.14%
S&P 500 Index	8.31%	19.34%	10.02%	7.57%

The above chart represents the historical 10-year performance of a hypothetical investment of $10,000 in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund September 30, 2013

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	Since Inception 8/1/11
Walden Midcap Fund(1)	9.04%	22.17%	13.87%
Russell Midcap® Index	10.07%	27.91%	16.42%

The above chart represents the historical performance of a hypothetical $10,000 investment in the Walden Midcap Fund from August 1, 2011 to September 30, 2013, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$13.15
Gross Expense Ratio(1):	1.23%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

Walden SMID Cap Innovations Fund September 30, 2013	Investment Performance (Unaudited)

Fund Net Asset Value:	$13.35
Gross Expense Ratio(1):	1.60%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the SMID Cap Innovations Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	Since Inception 6/28/12
Walden SMID Cap Innovations Fund(1)	10.42%	23.54%	26.14%
Russell 2500® Index	11.55%	29.79%	31.40%

The above chart represents the historical performance of a hypothetical $10,000 investment in the Walden SMID Cap Innovations Fund from June 28, 2012 to September 30, 2013, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Innovations Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap Innovations Fund September 30, 2013

	For the period ended 9/30/13
	Aggregate	Annualized
	Six Months	1 Year	Since Inception 10/24/08
Walden Small Cap Innovations Fund(1)	10.61%	23.64%	18.97%
Russell 2000® Index	13.61%	30.06%	19.87%

The above chart represents the historical performance of a hypothetical investment of $10,000 in the Walden Small Cap Innovations Fund from October 24, 2008 to September 30, 2013, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Innovations Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.44
Gross Expense Ratio(1):	1.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2013. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Small Cap Innovations Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2013 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2014 and may be terminated thereafter.

Schedule of Portfolio Investments	Walden Asset Management Fund
September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (76.9%)
Consumer Discretionary (9.0%)
Advance Auto Parts, Inc.	6,500	537,420
Autoliv, Inc.	7,000	611,730
McDonald’s Corp.	10,000	962,100
NIKE, Inc., Class B	18,000	1,307,520
Omnicom Group, Inc.	13,000	824,720
Ross Stores, Inc.	12,000	873,600
The Home Depot, Inc.	2,000	151,700
Time Warner Cable, Inc.	10,000	1,116,000
		6,384,790
Consumer Staples (9.3%)
Colgate-Palmolive Co.	15,700	931,010
Costco Wholesale Corp.	9,200	1,059,104
Nestle SA, Sponsored ADR	14,000	974,400
PepsiCo, Inc.	12,600	1,001,700
Procter & Gamble Co.	14,000	1,058,260
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	763,880
SYSCO Corp.	24,000	763,920
		6,552,274
Energy (7.1%)
Apache Corp.	11,000	936,540
BG Group PLC, Sponsored ADR	43,000	819,580
ConocoPhillips	20,000	1,390,200
Core Laboratories NV	5,300	896,813
Denbury Resources, Inc.(a)	25,000	460,250
Devon Energy Corp.	6,000	346,560
Phillips 66	3,000	173,460
		5,023,403
Financials (11.9%)
American Express Co.	8,800	664,576
BB&T Corp.	15,000	506,250
Chubb Corp.	11,000	981,860
Cincinnati Financial Corp.	22,000	1,037,520
Comerica, Inc.	17,000	668,270
Commerce Bancshares, Inc.	15,000	657,150
JPMorgan Chase & Co.	16,000	827,040
PNC Financial Services Group, Inc.	10,500	760,725
State Street Corp.	9,000	591,750
T. Rowe Price Group, Inc.	17,000	1,222,810
US BanCorp	14,000	512,120
		8,430,071
Health Care (10.9%)
Becton, Dickinson & Co.	10,000	1,000,200
C.R. Bard, Inc.	7,500	864,000
DENTSPLY International, Inc.	19,000	824,790
Edwards Lifesciences Corp.(a)	7,500	522,225
Johnson & Johnson, Inc.	11,000	953,590
Medtronic, Inc.	13,500	718,875
Mettler-Toledo International, Inc.(a)	3,100	744,279
Roche Holding AG, Sponsored ADR	12,000	810,360
Stryker Corp.	9,500	642,105
Waters Corp.(a)	6,000	637,260
		7,717,684
Industrials (12.3%)
3M Co.	8,500	1,014,985
Deere & Co.	9,500	773,205
Donaldson Co., Inc.	24,000	915,120
Emerson Electric Co.	20,000	1,294,000

	Shares or
	Principal
	Amount ($)
Industrials, continued
Expeditors International of Washington, Inc.	11,000	484,660
Illinois Tool Works, Inc.	17,000	1,296,590
Lincoln Electric Holdings, Inc.	11,500	766,130
United Parcel Service, Inc., Class B	10,000	913,700
W.W. Grainger, Inc.	4,650	1,216,952
		8,675,342
Information Technology (13.1%)
Accenture PLC, Class A	10,500	773,220
Apple, Inc.	2,400	1,144,200
Automatic Data Processing, Inc.	13,000	940,940
Cisco Systems, Inc.	33,000	772,860
EMC Corp.	30,000	766,800
Google, Inc., Class A(a)	900	788,319
Intel Corp.	20,000	458,400
International Business Machines Corp.	5,500	1,018,490
Microsoft Corp.	31,000	1,032,610
Oracle Corp.	25,000	829,250
QUALCOMM, Inc.	9,500	639,920
		9,165,009
Materials (3.3%)
AptarGroup, Inc.	12,000	721,560
Praxair, Inc.	7,000	841,470
Sigma-Aldrich Corp.	9,000	767,700
		2,330,730
TOTAL COMMON STOCKS (Cost $37,132,356)		54,279,303

Corporate Bonds (3.3%)
Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	162,506

Financials (2.5%)
American Express Co., 2.65%, 12/2/22	287,000	264,126
American Express Co., 7.00%, 3/19/18	250,000	301,494
Calvert Social Investment Fund, Series NOTZ, 0.75%, 8/31/14, MTN	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	243,880
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	262,484
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	343,837
North American Development Bank, 4.38%, 2/1/20	100,000	108,638
Wachovia Corp., 5.75%, 6/15/17	100,000	115,104
		1,714,563
Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	74,610

Information Technology (0.3%)
Oracle Corp., 5.75%, 4/15/18	200,000	233,154

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	113,484

TOTAL CORPORATE BONDS (Cost $2,122,890)		2,298,317

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

MUNICIPAL BONDS (1.0%)
Illinois (0.3%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 8/5/13 @ 100	200,000	199,008

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	159,738

Oregon (0.1%):
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	103,908

Wisconsin (0.4%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	257,570

TOTAL MUNICIPAL BONDS (Cost $702,443)		720,224

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (15.8%)
Federal Farm Credit Bank
5.38%, 11/10/20	250,000	294,164

Federal Home Loan Bank
0.88%, 12/12/14	1,500,000	1,512,338
1.38%, 5/28/14	1,000,000	1,008,371
2.50%, 3/11/22	200,000	194,204
3.13%, 12/13/13	1,000,000	1,006,138
3.63%, 10/18/13	500,000	500,853
5.25%, 12/11/20	200,000	235,881
5.25%, 8/15/22	1,000,000	1,170,003
5.50%, 7/15/36	700,000	829,966
		6,457,754
Federal Home Loan Mortgage Corporation
2.38%, 1/13/22	500,000	487,556

Federal National Mortgage Association
0.88%, 8/28/14	1,000,000	1,006,849
1.13%, 6/27/14	500,000	503,845
		1,510,694
Government National Mortgage Association
4.00%, 9/15/40	138,986	147,041
4.00%, 9/15/41	454,187	480,760
6.50%, 5/15/32	33,639	37,864
		665,665
U.S. Treasury Inflation Index Note
0.63%, 7/15/21	250,000	270,011
1.25%, 7/15/20	1,250,000	1,466,461
		1,736,472
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,972,368)		11,152,305

INVESTMENT COMPANIES (2.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	2,034,938	2,034,938
TOTAL INVESTMENT COMPANIES (Cost $2,034,938)		2,034,938

Total Investments (Cost $52,964,995)(c) — 99.9%		70,485,087
Other assets in excess of liabilities — 0.1%		88,837
NET ASSETS — 100.0%		$70,573,924

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR	American Depository Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation.
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $52,964,995)	$70,485,087
Interest and dividends receivable	165,205
Prepaid expenses and other assets	10,644
Total Assets	70,660,936
Liabilities:
Payable for capital shares redeemed	19,158
Accrued expenses and other liabilities:
Investment adviser	39,044
Chief compliance officer	442
Administration and accounting	2,046
Custodian	2,093
Transfer agent	4,958
Trustee	527
Shareholder servicing fee	13,920
Other	4,824
Total Liabilities	87,012
Net Assets	$70,573,924
Composition of Net Assets:
Capital	$52,348,681
Accumulated net investment income	522,086
Accumulated net realized gains from investment transactions	183,065
Net unrealized appreciation from investments	17,520,092
Net Assets	$70,573,924
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,954,234
Net Asset Value Offering Price and Redemption price per share	$14.25

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Interest	$183,742
Dividends	534,287
Less: Foreign tax withholding	(254)
Total Investment Income	717,775
Expenses:
Investment adviser	256,124
Administration and accounting	37,702
Shareholder servicing	31,203
Trustee	1,457
Custodian	5,331
Transfer agency	14,725
Chief compliance officer	1,313
Other	20,682
Total expenses before fee reductions	368,537
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(24,897)
Net Expenses	341,666
Net Investment Income	376,109
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	227,270
Change in unrealized appreciation from investments	2,849,967
Net realized/unrealized gains from investments	3,077,237
Change in Net Assets Resulting from Operations	$3,453,346

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2013	March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$376,109	$727,570
Net realized gains from investment transactions	227,270	460,562
Change in unrealized appreciation/depreciation from investments	2,849,967	2,939,385
Change in Net Assets Resulting from Operations	3,453,346	4,127,517
Dividends:
Net investment income	—	(710,488)
Change in Net Assets Resulting Shareholder Dividends	—	(710,488)
Capital Share Transactions:
Proceeds from shares issued	3,830,050	7,258,486
Dividends reinvested	—	524,576
Cost of shares redeemed	(1,437,079)	(3,552,189)
Change in Net Assets Resulting from Capital Share Transactions	2,392,971	4,230,873
Change in Net Assets	5,846,317	7,647,902
Net Assets:
Beginning of period	64,727,607	57,079,705
End of period	$70,573,924	$64,727,607
Share Transactions:
Issued	273,797	568,831
Reinvested	—	41,417
Redeemed	(103,169)	(279,084)
Change in shares	170,628	331,164
Accumulated net investment income (loss)	$522,086	$145,977

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the six months ended Sep. 30, 2013		For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010	For the year ended March 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$13.53		$12.82	$12.07	$10.98	$8.84	$11.90

Investment Activities:
Net investment income	0.07		0.15	0.12	0.15	0.16	0.16 (a)
Net realized and unrealized gains (losses) from investment transactions	0.65		0.71	0.75	1.09	2.11	(2.88)
Total from investment activities	0.72		0.86	0.87	1.24	2.27	(2.72)

Dividends:
Net investment income	—		(0.15)	(0.12)	(0.15)	(0.13)	(0.21)
Net realized gains from investments	—		—	—	—	—	(0.13)
Total dividends	—		(0.15)	(0.12)	(0.15)	(0.13)	(0.34)
Net Asset Value, End of Period	$14.25		$13.53	$12.82	$12.07	$10.98	$8.84
Total Return	5.32	%(b)	6.83%	7.35%	11.32%	25.78%	(22.91)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$70,574		$64,728	$57,080	$48,044	$41,500	$29,005
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	10.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.10	%(c)	1.25%	1.04%	1.30%	1.59%	1.55%
Ratio of expenses (before fee reductions) to average net assets(d)	1.08	%(c)	1.10%	1.13%	1.14%	1.17%	1.19%
Portfolio turnover rate	3.98	%(b)	15.93%	24.56%	31.03%	27.02%	71.27%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using average shares method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.7%)
Consumer Discretionary (11.3%)
Advance Auto Parts, Inc.	16,500	1,364,220
Autoliv, Inc.	20,500	1,791,495
McDonald’s Corp.	24,000	2,309,040
NIKE, Inc., Class B	43,000	3,123,520
Omnicom Group, Inc.	32,000	2,030,080
Ross Stores, Inc.	31,000	2,256,800
The TJX Cos., Inc.	3,000	169,170
Time Warner Cable, Inc.	26,000	2,901,600
		15,945,925
Consumer Staples (12.0%)
Colgate-Palmolive Co.	46,000	2,727,800
Costco Wholesale Corp.	21,000	2,417,520
Nestle SA, Sponsored ADR	37,000	2,575,200
PepsiCo, Inc.	35,000	2,782,500
Procter & Gamble Co.	36,000	2,721,240
Reckitt Benckiser Group PLC, Sponsored ADR	130,000	1,909,700
SYSCO Corp.	55,000	1,750,650
		16,884,610
Energy (8.8%)
Apache Corp.	26,000	2,213,640
BG Group PLC, Sponsored ADR	105,000	2,001,300
ConocoPhillips	51,000	3,545,010
Core Laboratories NV	13,800	2,335,098
Denbury Resources, Inc.(a)	60,000	1,104,600
Devon Energy Corp.	20,000	1,155,200
		12,354,848
Financials (15.0%)
American Express Co.	15,000	1,132,800
BB&T Corp.	45,000	1,518,750
Chubb Corp.	29,000	2,588,540
Cincinnati Financial Corp.	55,000	2,593,800
Comerica, Inc.	43,000	1,690,330
Commerce Bancshares, Inc.	28,000	1,226,680
JPMorgan Chase & Co.	43,000	2,222,670
PNC Financial Services Group, Inc.	29,000	2,101,050
State Street Corp.	23,000	1,512,250
T. Rowe Price Group, Inc.	44,000	3,164,920
US BanCorp	35,000	1,280,300
		21,032,090
Health Care (14.1%)
Becton, Dickinson & Co.	25,000	2,500,500
C.R. Bard, Inc.	20,000	2,304,000
DENTSPLY International, Inc.	46,000	1,996,860
Edwards Lifesciences Corp.(a)	15,000	1,044,450
Johnson & Johnson, Inc.	28,000	2,427,320
Medtronic, Inc.	33,000	1,757,250
Mettler-Toledo International, Inc.(a)	8,000	1,920,720
Roche Holding AG, Sponsored ADR	30,000	2,025,900
Saint Jude Medical, Inc.	10,000	536,400
Stryker Corp.	23,000	1,554,570
Waters Corp.(a)	16,000	1,699,360
		19,767,330
Industrials (16.2%)
3M Co.	21,000	2,507,610
Deere & Co.	25,000	2,034,750
Donaldson Co., Inc.	63,000	2,402,190
Emerson Electric Co.	50,000	3,235,000
Expeditors International of Washington, Inc.	23,000	1,013,380
Hubbell, Inc., Class B	10,000	1,047,400
Illinois Tool Works, Inc.	42,000	3,203,340
Lincoln Electric Holdings, Inc.	28,000	1,865,360
United Parcel Service, Inc., Class B	25,000	2,284,250
W.W. Grainger, Inc.	12,000	3,140,520
		22,733,800
Information Technology (16.9%)
Accenture PLC, Class A	28,500	2,098,740
Apple, Inc.	6,700	3,194,225
Automatic Data Processing, Inc.	34,000	2,460,920
Cisco Systems, Inc.	94,500	2,213,190
EMC Corp.	85,000	2,172,600
Google, Inc., Class A(a)	2,600	2,277,366
Intel Corp.	25,000	573,000
International Business Machines Corp.	11,000	2,036,980
Microsoft Corp.	85,000	2,831,350
Oracle Corp.	70,000	2,321,900
QUALCOMM, Inc.	25,000	1,684,000
		23,864,271
Materials (4.4%)
AptarGroup, Inc.	30,000	1,803,900
Praxair, Inc.	19,000	2,283,990
Sigma-Aldrich Corp.	25,000	2,132,500
		6,220,390
TOTAL COMMON STOCKS (Cost $93,418,145)		138,803,264

investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	1,796,984	1,796,984
TOTAL INVESTMENT COMPANIES (Cost $1,796,984)		1,796,984

Total Investments (Cost $95,215,129)(c) — 100.0%		140,600,248
Liabilities in excess of other assets — 0.0%		(36,249)
NET ASSETS — 100.0%		$140,563,999

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

ADR American Depository Receipt

PLC  Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $95,215,129)	$140,600,248
Dividends receivable	172,909
Prepaid expenses and other assets	12,516
Total Assets	140,785,673
Liabilities:
Payable for capital shares redeemed	32,228
Accrued expenses and other liabilities:
Investment adviser	153,696
Chief compliance officer	602
Administration and accounting	2,872
Custodian	2,725
Transfer agent	6,010
Trustee	718
Shareholder servicing fee	15,910
Other	6,913
Total Liabilities	221,674
Net Assets	$140,563,999
Composition of Net Assets:
Capital	$93,671,145
Accumulated net investment income	986,628
Accumulated net realized gains from investment transactions	521,107
Net unrealized appreciation from investments	45,385,119
Net Assets	$140,563,999
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,433,104
Net Asset Value Offering Price and Redemption price per share	$16.67

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$1,369,605
Less: Foreign tax withholding	(1,383)
Total Investment Income	1,368,222
Expenses:
Investment adviser	509,585
Administration and accounting	71,285
Shareholder servicing	69,386
Trustee	2,737
Custodian	9,688
Transfer agency	23,101
Chief compliance officer	2,499
Other	34,087
Total expenses before fee reductions	722,368
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(40,654)
Net Expenses	679,740
Net Investment Income	688,482
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,681,962
Change in unrealized appreciation from investments	8,188,213
Net realized/unrealized gains from investments	9,870,175
Change in Net Assets Resulting from Operations	$10,558,657

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2013	For the year ended March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$688,482	$1,325,621
Net realized gains from investment transactions	1,681,962	1,573,805
Change in unrealized appreciation/depreciation from investments	8,188,213	7,120,222
Change in Net Assets Resulting from Operations	10,558,657	10,019,648
Dividends:
Net investment income	—	(1,235,398)
Change in Net Assets Resulting Shareholder Dividends	—	(1,235,398)
Capital Share Transactions:
Proceeds from shares issued	8,013,440	26,075,858
Dividends reinvested	—	1,012,431
Cost of shares redeemed	(8,705,764)	(9,380,879)
Change in Net Assets Resulting from Capital Share Transactions	(692,324)	17,707,410
Change in Net Assets	9,866,333	26,491,660
Net Assets:
Beginning of period	130,697,666	104,206,006
End of period	$140,563,999	$130,697,666
Share Transactions:
Issued	498,473	1,828,723
Reinvested	—	72,127
Redeemed	(548,095)	(661,573)
Change in shares	(49,622)	1,239,277
Accumulated net investment income (loss)	$986,628	$298,146

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	Sep. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Period	$15.41		$14.39	$13.32	$11.61	$8.01	$12.54

Investment Activities:
Net investment income	0.08		0.16	0.13	0.11	0.11	0.14 (a)
Net realized and unrealized gains (losses) from investment transactions	1.18		1.01	1.06	1.71	3.63	(4.48)
Total from investment activities	1.26		1.17	1.19	1.82	3.74	(4.34)

Dividends:
Net investment income	—		(0.15)	(0.12)	(0.11)	(0.14)	(0.10)
Net realized gains from investments	—		—	—	—	—	(0.09)
Total dividends	—		(0.15)	(0.12)	(0.11)	(0.14)	(0.19)
Net Asset Value, End of Period	$16.67		$15.41	$14.39	$13.32	$11.61	$8.01
Total Return	8.18	%(b)	8.27%	9.06%	15.77%	46.79%	(34.74)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$140,564		$130,698	$104,206	$92,221	$72,087	$43,280
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.01	%(c)	1.22%	0.97%	0.93%	1.18%	1.36%
Ratio of expenses (before fee reductions) to average net assets(d)	1.06	%(c)	1.14%	1.09%	1.13%	1.16%	1.19%
Portfolio turnover rate	6.83	%(b)	10.34%	11.06%	13.07%	25.16%	40.07%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using average shares method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.1%)
Consumer Discretionary (15.9%)
Advance Auto Parts, Inc.	4,425	365,859
Autoliv, Inc.	5,625	491,569
Family Dollar Stores, Inc.	7,325	527,547
Hasbro, Inc.	9,700	457,258
LKQ Corp.(a)	10,775	343,292
Nordstrom, Inc.	4,975	279,595
Omnicom Group, Inc.	8,225	521,794
O’Reilly Automotive, Inc.(a)	4,750	606,052
Ross Stores, Inc.	9,075	660,659
Tractor Supply Co.	4,200	282,114
		4,535,739
Consumer Staples (6.5%)
Campbell Soup Co.	8,850	360,284
Church & Dwight Co., Inc.	10,075	605,003
McCormick & Co., Inc.	6,000	388,200
The Clorox Co.	5,950	486,234
		1,839,721
Energy (8.3%)
Cabot Oil & Gas Corp.	7,950	296,694
Core Laboratories NV	3,800	642,998
Denbury Resources, Inc.(a)	23,200	427,112
Energen Corp.	4,900	374,311
FMC Technologies, Inc.(a)	6,575	364,387
Oceaneering International, Inc.	3,100	251,844
		2,357,346
Financials (16.6%)
Bank of Hawaii Corp.	6,125	333,505
BioMed Realty Trust, Inc.	10,900	202,631
BOK Financial Corp.	4,250	269,238
Cincinnati Financial Corp.	10,050	473,957
Comerica, Inc.	7,450	292,859
Commerce Bancshares, Inc.	6,479	283,845
Cullen/Frost Bankers, Inc.	4,475	315,711
Digital Realty Trust, Inc.	3,450	183,195
East West Bancorp, Inc.	7,750	247,613
Eaton Vance Corp.	7,525	292,196
IntercontinentalExchange, Inc.(a)	1,475	267,595
Jones Lang LaSalle, Inc.	3,000	261,900
Northern Trust Corp.	9,025	490,870
SEI Investments Co.	11,325	350,056
Signature Bank(a)	2,800	256,256
T. Rowe Price Group, Inc.	3,250	233,773
		4,755,200
Health Care (12.8%)
C.R. Bard, Inc.	4,650	535,680
DENTSPLY International, Inc.	8,525	370,070
Edwards Lifesciences Corp.(a)	4,400	306,372
Haemonetics Corp.(a)	5,350	213,358
Laboratory Corp. of America Holdings(a)	3,025	299,899
MEDNAX, Inc.(a)	2,200	220,880
Mettler-Toledo International, Inc.(a)	2,025	486,182
ResMed, Inc.	3,800	200,716
Techne Corp.	2,600	208,156
Varian Medical Systems, Inc.(a)	5,250	392,333
Waters Corp.(a)	4,025	427,495
		3,661,141
Industrials (16.5%)
AMETEK, Inc.	8,875	408,428
CLARCOR, Inc.	5,250	291,533
Donaldson Co., Inc.	15,500	591,014
Dover Corp.	3,075	276,227
Expeditors International of Washington, Inc.	6,450	284,187
Graco, Inc.	3,275	242,547
Hubbell, Inc., Class B	3,800	398,012
IDEX Corp.	4,350	283,838
Lincoln Electric Holdings, Inc.	6,900	459,678
Nordson Corp.	4,200	309,246
W.W. Grainger, Inc.	2,300	601,932
Wabtec Corp.	9,100	572,117
		4,718,759
Information Technology (14.2%)
Check Point Software Technologies Ltd.(a)	8,300	469,448
Citrix Systems, Inc.(a)	6,175	436,017
F5 Networks, Inc.(a)	4,025	345,184
Factset Research Systems, Inc.	3,475	379,123
Fiserv, Inc.(a)	3,225	325,886
NetApp, Inc.	11,900	507,177
Paychex, Inc.	8,000	325,120
Syntel, Inc.	4,250	340,425
Teradata Corp.(a)	8,050	446,292
TIBCO Software, Inc.(a)	18,025	461,260
		4,035,932
Materials (4.8%)
AptarGroup, Inc.	8,600	517,118
International Flavors & Fragrances, Inc.	3,325	273,648
Sigma-Aldrich Corp.	6,800	580,040
		1,370,806
Utilities (3.5%)
AGL Resources, Inc.	5,200	239,356
Northeast Utilities	7,433	306,611
Questar Corp.	19,800	445,302
		991,269
TOTAL COMMON STOCKS (Cost $22,077,705)		28,265,913

investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	425,313	425,313
TOTAL INVESTMENT COMPANIES (Cost $425,313)		425,313

Total Investments (Cost $22,503,018)(c) — 100.6%		28,691,226
Liabilities in excess of other assets — (0.6)%		(180,887)
NET ASSETS — 100.0%		$28,510,339

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information  listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $22,503,018)	$28,691,226
Dividends receivable	19,423
Receivable for investments sold	112,968
Prepaid expenses and other assets	4,217
Total Assets	28,827,834
Liabilities:
Payable for investments purchased	281,034
Payable for capital shares redeemed	10,000
Accrued expenses and other liabilities:
Investment adviser	17,074
Chief compliance officer	187
Administration and accounting	802
Custodian	983
Transfer agent	4,969
Trustee	223
Shareholder servicing fee	40
Other	2,183
Total Liabilities	317,495
Net Assets	$28,510,339
Composition of Net Assets:
Capital	$22,354,590
Accumulated net investment income	38,960
Accumulated net realized (losses) from investment transactions	(71,419)
Net unrealized appreciation from investments	6,188,208
Net Assets	$28,510,339
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,167,750
Net Asset Value Offering Price and Redemption price per share	$13.15

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$170,108
Less: Foreign tax withholding	(402)
Total Investment Income	169,706
Expenses:
Investment adviser	100,146
Administration and accounting	14,736
Shareholder servicing	307
Trustee	579
Custodian	2,183
Transfer agency	13,739
Chief compliance officer	475
Other	6,830
Total expenses before fee reductions	138,995
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(3,377)
Net Expenses	133,644
Net Investment Income	36,062
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	91,210
Change in unrealized appreciation from investments	2,213,758
Net realized/unrealized gains from investments	2,304,968
Change in Net Assets Resulting from Operations	$2,341,030

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended September 30,	For the year ended
	2013	March 31, 2013
	(Unaudited)

Investment Activities:
Operations:
Net investment income (loss)	$36,062	$102,178
Net realized gains from investment transactions	91,210	(107,396)
Change in unrealized appreciation/depreciation from investments	2,213,758	2,223,917
Change in Net Assets Resulting from Operations	2,341,030	2,218,699
Dividends:
Net investment income	—	(105,039)
Change in Net Assets Resulting Shareholder Dividends	—	(105,039)
Capital Share Transactions:
Proceeds from shares issued	1,959,795	8,036,654
Dividends reinvested	—	64,219
Cost of shares redeemed	(180,640)	(37,847)
Change in Net Assets Resulting from Capital Share Transactions	1,779,155	8,063,026
Change in Net Assets	4,120,185	10,176,686
Net Assets:
Beginning of period	24,390,154	14,213,468
End of period	$28,510,339	$24,390,154
Share Transactions:
Issued	158,961	741,285
Reinvested	—	5,954
Redeemed	(14,333)	(3,405)
Change in shares	144,628	743,834
Accumulated net investment income (loss)	$38,960	$2,898

Amounts designated as “—” are $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the six months ended Sep. 30,		For the year ended March 31,	For the period ended March 31,
	2013		2013	2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.06		$11.11	$10.00

Investment Activities:
Net investment income	0.02		0.06	0.02
Net realized and unrealized gains (losses) from investment transactions	1.07		0.95	1.11
Total from investment activities	1.09		1.01	1.13

Dividends:
Net investment income	—		(0.06)	(0.02)
Total dividends	—		(0.06)	(0.02)
Net Asset Value, End of Period	$13.15		$12.06	$11.11
Total Return	9.04	%(b)	9.12%	11.33	%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$28,510		$24,390	$14,213
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.27	%(c)	0.58%	0.34	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.04	%(c)	1.23%	1.34	%(c)
Portfolio turnover rate	3.95	%(b)	12.32%	8.43	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on August 1, 2011.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.1%)
Consumer Discretionary (13.9%)
Bright Horizons Family Solutions, Inc.(a)	5,200	186,316
Columbia Sportswear Co.	5,150	310,185
Dorman Products, Inc.	5,800	287,389
DSW, Inc., Class A	4,800	409,535
Hibbett Sports, Inc.(a)	4,550	255,483
Life Time Fitness, Inc.(a)	4,550	234,189
Select Comfort Corp.(a)	5,900	143,665
SodaStream International Ltd.(a)	5,150	321,309
Tenneco, Inc.(a)	4,950	249,975
The Men’s Wearhouse, Inc.	8,675	295,384
Vitamin Shoppe, Inc.(a)	7,650	334,687
Weight Watchers International, Inc.	5,550	207,404
Wolverine World Wide, Inc.	5,550	323,176
		3,558,697
Consumer Staples (3.8%)
Darling International, Inc.(a)	9,625	203,665
The Fresh Market, Inc.(a)	3,325	157,306
United Natural Foods, Inc.(a)	5,000	336,100
Whitewave Food Co.(a)	13,300	265,601
		962,672
Energy (5.3%)
CARBO Ceramics, Inc.	3,175	314,674
Core Laboratories NV	800	135,368
Denbury Resources, Inc.(a)	14,550	267,866
Forum Energy Technologies, Inc.(a)	9,275	250,518
Geospace Technologies Corp.(a)	3,075	259,222
RPC, Inc.	8,275	128,014
		1,355,662
Financials (22.5%)
Artisan Partners Asset Management, Inc.	2,425	126,973
Bank of Hawaii Corp.	7,500	408,375
BioMed Realty Trust, Inc.	7,975	148,255
BOK Financial Corp.	2,475	156,791
City National Corp.	1,925	128,321
Cohen & Steers, Inc.	4,600	162,426
Commerce Bancshares, Inc.	5,400	236,574
Coresite Realty Corp.	4,750	161,215
Cullen/Frost Bankers, Inc.	2,575	181,666
DuPont Fabros Technology, Inc.	11,275	290,557
East West Bancorp, Inc.	15,450	493,627
Eaton Vance Corp.	7,375	286,371
Financial Engines, Inc.	2,675	159,002
Jones Lang LaSalle, Inc.	4,600	401,580
MarketAxess Holdings, Inc.	6,075	364,743
Ocwen Financial Corp.(a)	7,000	390,390
SEI Investments Co.	9,525	294,418
Signature Bank(a)	4,550	416,415
SVB Financial Group(a)	5,350	462,079
Texas Capital Bancshares, Inc.(a)	3,850	176,985
UMB Financial Corp.	3,175	172,530
Virtus Investment Partners, Inc.(a)	650	105,716
		5,725,009
Health Care (11.3%)
Bruker Corp.(a)	17,850	368,603
DENTSPLY International, Inc.	3,050	132,401
Haemonetics Corp.(a)	4,300	171,484
ICU Medical, Inc.(a)	3,525	239,453
MEDNAX, Inc.(a)	3,300	331,320
Meridian Bioscience, Inc.	9,075	214,624
Mettler-Toledo International, Inc.(a)	700	168,063
Myriad Genetics, Inc.(a)	8,050	189,175
Neogen Corp.(a)	2,200	133,584
ResMed, Inc.	4,600	242,972
Techne Corp.	1,600	128,096
Thoratec Corp.(a)	6,000	223,740
West Pharmaceutical Services, Inc.	8,500	349,774
		2,893,289
Industrials (16.8%)
Chart Industries, Inc.(a)	2,450	301,448
CLARCOR, Inc.	5,350	297,086
Donaldson Co., Inc.	9,725	370,814
ESCO Technologies, Inc.	2,675	88,890
Franklin Electric Co., Inc.	5,600	220,640
Genesee & Wyoming, Inc., Class A(a)	3,300	306,801
Hub Group, Inc., Class A(a)	4,975	195,169
Hubbell, Inc., Class B	2,450	256,613
IDEX Corp.	2,675	174,544
Lincoln Electric Holdings, Inc.	4,300	286,466
Lindsay Manufacturing Co.	2,725	222,415
Middleby Corp.(a)	1,800	376,038
Nordson Corp.	3,725	274,272
Polypore International, Inc.(a)	4,475	183,341
Wabtec Corp.	7,100	446,376
Watts Water Technologies, Inc., Class A	4,900	276,213
		4,277,126
Information Technology (15.3%)
Blackbaud, Inc.	3,925	153,232
Coherent, Inc.	2,725	167,451
CommVault Systems, Inc.(a)	2,175	191,030
F5 Networks, Inc.(a)	1,875	160,800
Factset Research Systems, Inc.	2,350	256,385
Fortinet, Inc.(a)	6,850	138,781
InterDigital, Inc.	4,450	166,119
IPG Photonics Corp.	4,650	261,842
Liquidity Services, Inc.(a)	8,775	294,489
Mellanox Technologies Ltd.(a)	3,750	142,350
Plantronics, Inc.	5,525	254,425
Polycom, Inc.(a)	16,575	180,998
Power Integrations, Inc.	4,800	259,920
Riverbed Technology, Inc.(a)	10,150	148,089
Sapient Corp.(a)	18,350	285,710
Syntel, Inc.	2,750	220,275
TIBCO Software, Inc.(a)	12,425	317,956
WEX, Inc.(a)	3,450	302,738
		3,902,590
Materials (6.1%)
AptarGroup, Inc.	6,075	365,290
Calgon Carbon Corp.(a)	15,325	291,022
Commercial Metals Co.	12,225	207,214
International Flavors & Fragrances, Inc.	4,600	378,580
Minerals Technologies, Inc.	6,625	327,076
		1,569,182
Utilities (4.1%)
AGL Resources, Inc.	4,600	211,738
American States Water Co.	9,425	259,753
New Jersey Resources Corp.	4,300	189,415
Questar Corp.	17,650	396,949
		1,057,855
TOTAL COMMON STOCKS (Cost $21,887,834)		25,302,082

investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	224,640	224,640
TOTAL INVESTMENT COMPANIES (Cost $224,640)		224,640

Total Investments (Cost $22,112,474)(c) — 100.0%		25,526,722
Liabilities in excess of other assets — 0.0%		(3,641)
NET ASSETS — 100.0%		$25,523,081

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information  listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $22,112,474)	$25,526,722
Dividends receivable	10,233
Prepaid expenses and other assets	6,622
Total Assets	25,543,577
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	12,635
Chief compliance officer	136
Administration and accounting	693
Custodian	720
Transfer agent	4,319
Trustee	162
Shareholder servicing fee	280
Other	1,551
Total Liabilities	20,496
Net Assets	$25,523,081
Composition of Net Assets:
Capital	$21,660,096
Accumulated net investment /(loss)	(951)
Accumulated net realized gains from investment transactions	449,688
Net unrealized appreciation from investments	3,414,248
Net Assets	$25,523,081
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,912,049
Net Asset Value Offering Price and Redemption price per share	$13.35

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$112,530
Less: Foreign tax withholding	(75)
Total Investment Income	112,455
Expenses:
Investment adviser	86,435
Administration and accounting	12,891
Shareholder servicing	1,691
Trustee	520
Custodian	1,864
Transfer agency	14,422
Chief compliance officer	387
Other	9,328
Total expenses before fee reductions	127,538
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(10,165)
Net Expenses	115,399
Net Investment Income	(2,944)
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	458,552
Change in unrealized appreciation from investments	1,808,258
Net realized/unrealized gains from investments	2,266,810
Change in Net Assets Resulting from Operations	$2,263,866

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six	For the period
	months ended	ended
	September 30,	March 31,
	2013	2013(a)
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$(2,944)	$25,570
Net realized gains from investment transactions	458,552	(8,864)
Change in unrealized appreciation/depreciation from investments	1,808,258	1,605,990
Change in Net Assets Resulting from Operations	2,263,866	1,622,696
Dividends:
Net investment income	—	(28,882)
Change in Net Assets Resulting Shareholder Dividends	—	(28,882)
Capital Share Transactions:
Proceeds from shares issued	4,417,125	18,517,915
Proceeds from shares issued in subscription in-kind(b)	—	324,838
Dividends reinvested	—	22,377
Cost of shares redeemed	(1,615,760)	(1,094)
Change in Net Assets Resulting from Capital Share Transactions	2,801,365	18,864,036
Change in Net Assets	5,065,231	20,457,850
Net Assets:
Beginning of period	20,457,850	—
End of period	$25,523,081	$20,457,850
Share Transactions:
Issued	353,141	1,657,497
Issued in subscriptions in-kind(b)	—	32,484
Reinvested	—	2,039
Redeemed	(133,012)	(100)
Change in shares	220,129	1,691,920
Accumulated net investment income (loss)	$(951)	$1,993

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on June 29, 2012.

(b) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the Six
	Months		For the
	ended		period ended
	Sep. 30,		March 31,
	2013		2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.09		$10.00

Investment Activities:
Net investment income	—		0.03
Net realized and unrealized gains (losses) from investment transactions	1.26		2.09
Total from investment activities	1.26		2.12

Dividends:
Net investment income	—		(0.03)
Total dividends	—		(0.03)
Net Asset Value, End of Period	$13.35		$12.09
Total Return	10.42	%(b)	21.28	%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$25,523		$20,458
Ratio of net expenses to average net assets	1.00	%(c)	1.00	%(c)
Ratio of net investment income to average net assets	(0.03	)%(c)	0.43	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.11	%(c)	1.60	%(c)
Portfolio turnover rate	22.36	%(b)	13.31	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on June 29, 2012.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund
September 30, 2013 (Unaudited)

Security Description	Shares	Fair Value ($)

Common StoCks (97.0%)
Consumer Discretionary (12.3%)
Bright Horizons Family Solutions, Inc.(a)	13,900	498,037
Columbia Sportswear Co.	20,300	1,222,669
Dorman Products, Inc.	24,300	1,204,065
DSW, Inc., Class A	8,500	725,220
Gentex Corp.	300	7,677
Hibbett Sports, Inc.(a)	18,000	1,010,700
Life Time Fitness, Inc.(a)	16,700	859,549
Select Comfort Corp.(a)	32,000	779,200
SodaStream International Ltd.(a)	17,500	1,091,825
Tenneco, Inc.(a)	19,500	984,750
The Men’s Wearhouse, Inc.	30,400	1,035,120
Vitamin Shoppe, Inc.(a)	25,800	1,128,750
Weight Watchers International, Inc.	15,400	575,498
Wolverine World Wide, Inc.	25,775	1,500,878
		12,623,938
Consumer Staples (3.8%)
Darling International, Inc.(a)	49,600	1,049,536
The Fresh Market, Inc.(a)	10,500	496,755
United Natural Foods, Inc.(a)	24,000	1,613,280
Whitewave Food Co.(a)	38,900	776,833
		3,936,404
Energy (5.8%)
CARBO Ceramics, Inc.	18,000	1,783,980
Forum Energy Technologies, Inc.(a)	43,400	1,172,234
Geospace Technologies Corp.(a)	18,900	1,593,270
Natural Gas Services Group, Inc.(a)	19,500	522,990
RPC, Inc.	54,000	835,380
		5,907,854
Financials (20.7%)
Artisan Partners Asset Management, Inc.	6,900	361,284
Bank of Hawaii Corp.	37,200	2,025,539
BBCN Bancorp, Inc.	55,575	764,712
City National Corp.	12,000	799,920
Cohen & Steers, Inc.	33,500	1,182,885
Coresite Realty Corp.	37,700	1,279,538
Corporate Office Properties Trust	17,000	392,700
Dime Community Bancshares, Inc.	32,000	532,800
DuPont Fabros Technology, Inc.	56,000	1,443,120
Financial Engines, Inc.	10,100	600,344
First Financial Bankshares, Inc.	15,800	929,356
First NBC Bank Holding Co.(a)	21,200	516,856
HFF, Inc.	26,075	653,179
Independent Bank Corp.	21,500	767,550
MarketAxess Holdings, Inc.	36,800	2,209,472
Texas Capital Bancshares, Inc.(a)	44,000	2,022,680
Trustmark Corp.	36,700	939,520
UMB Financial Corp.	28,500	1,548,690
Umpqua Holdings Corp.	58,250	944,815
Virtus Investment Partners, Inc.(a)	8,000	1,301,120
		21,216,080
Health Care (13.9%)
Bruker Corp.(a)	87,700	1,811,005
Cantel Medical Corp.	42,100	1,340,885
Computer Programs & Systems, Inc.	19,800	1,158,300
Haemonetics Corp.(a)	21,700	865,396
ICU Medical, Inc.(a)	19,300	1,311,049
IPC The Hospitalist Co.(a)	24,600	1,254,846
Meridian Bioscience, Inc.	39,200	927,080
Myriad Genetics, Inc.(a)	37,000	869,500
Neogen Corp.(a)	8,500	516,120
Techne Corp.	12,825	1,026,770
Thoratec Corp.(a)	31,400	1,170,906
West Pharmaceutical Services, Inc.	48,100	1,979,315
		14,231,172
Industrials (14.4%)
American Science & Engineering, Inc.	8,300	500,573
Apogee Enterprises, Inc.	18,000	534,240
Chart Industries, Inc.(a)	10,000	1,230,400
CLARCOR, Inc.	29,100	1,615,924
ESCO Technologies, Inc.	22,375	743,521
Franklin Electric Co., Inc.	33,800	1,331,720
Gentherm, Inc.(a)	44,900	856,692
Herman Miller, Inc.	16,100	469,798
Hub Group, Inc., Class A(a)	33,075	1,297,532
Lindsay Manufacturing Co.	13,000	1,061,060
Polypore International, Inc.(a)	22,600	925,922
Simpson Manufacturing Co., Inc.	15,700	511,349
Team, Inc.(a)	25,300	1,005,675
Tennant Co.	16,175	1,002,850
Watts Water Technologies, Inc., Class A	28,600	1,612,182
		14,699,438
Information Technology (18.3%)
Blackbaud, Inc.	27,500	1,073,600
Coherent, Inc.	15,900	977,055
Fortinet, Inc.(a)	39,600	802,296
InterDigital, Inc.	18,700	698,071
IPG Photonics Corp.	26,200	1,475,322
Liquidity Services, Inc.(a)	35,400	1,188,024
Mellanox Technologies Ltd.(a)	25,500	967,980
NIC, Inc.	43,000	993,730
Plantronics, Inc.	35,800	1,648,590
Polycom, Inc.(a)	103,900	1,134,588
Power Integrations, Inc.	36,000	1,949,400
Riverbed Technology, Inc.(a)	70,800	1,032,972
Sapient Corp.(a)	105,000	1,634,850
Syntel, Inc.	14,900	1,193,490
WEX, Inc.(a)	22,000	1,930,500
		18,700,468
Materials (4.9%)
Calgon Carbon Corp.(a)	50,000	949,500
Commercial Metals Co.	62,000	1,050,900
Minerals Technologies, Inc.	32,500	1,604,525
Quaker Chemical Corp.	18,600	1,358,730
		4,963,655
Utilities (2.9%)
American States Water Co.	26,800	738,608
New Jersey Resources Corp.	30,600	1,347,930
South Jersey Industries, Inc.	15,600	913,848
		3,000,386
TOTAL COMMON STOCKS (Cost $77,183,381)		99,279,395

investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	667,228	667,228
TOTAL INVESTMENT COMPANIES (Cost $667,228)		667,228

Total Investments (Cost $77,850,609)(c) — 97.7%		99,946,623
Other assets in excess of liabilities — 2.3%		2,318,133
NET ASSETS — 100.0%		$102,264,756

(a) Non-income producing security.

(b) Rate disclosed is the seven day yield as of September 30, 2013.

(c) See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Small Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investments, at fair value (cost $77,850,609)	$99,946,623
Dividends receivable	67,367
Receivable for investments sold	1,225,549
Receivable for capital shares issued	1,247,578
Prepaid expenses and other assets	9,090
Total Assets	102,496,207
Liabilities:
Payable for investments purchased	71,318
Payable for capital shares redeemed	45,000
Accrued expenses and other liabilities:
Investment adviser	91,663
Chief compliance officer	513
Administration and accounting	2,162
Custodian	2,395
Transfer agent	5,884
Trustee	612
Shareholder servicing fee	6,221
Other	5,683
Total Liabilities	231,451
Net Assets	$102,264,756
Composition of Net Assets:
Capital	$73,941,253
Accumulated net investment income	44,575
Accumulated net realized gains from investment transactions	6,182,914
Net unrealized appreciation from investments	22,096,014
Net Assets	$102,264,756
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,002,813
Net Asset Value Offering Price and Redemption price per share	$20.44

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$494,931
Total Investment Income	494,931
Expenses:
Investment adviser	369,788
Administration and accounting	52,101
Shareholder servicing	31,052
Trustee	2,017
Custodian	7,245
Transfer agency	19,446
Chief compliance officer	1,827
Other	27,748
Total expenses before fee reductions	511,224
Fees voluntarily reduced by transfer agent	(1,974)
Fees contractually reduced by the investment adviser	(16,038)
Net Expenses	493,212
Net Investment Income	1,719
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	4,972,104
Change in unrealized appreciation from investments	5,123,310
Net realized/unrealized gains from investments	10,095,414
Change in Net Assets Resulting from Operations	$10,097,133

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	For the six
	months ended	For the year
	September 30,	ended
	2013	March 31, 2013
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$1,719	$321,983
Net realized gains from investment transactions	4,972,104	3,321,577
Change in unrealized appreciation/depreciation from investments	5,123,310	7,311,466
Change in Net Assets Resulting from Operations	10,097,133	10,955,026
Dividends:
Net investment income	—	(331,453)
Net realized gains from investment transactions	—	(1,863,888)
Change in Net Assets Resulting Shareholder Dividends	—	(2,195,341)
Capital Share Transactions:
Proceeds from shares issued	3,545,159	20,056,167
Proceeds from shares issued in subscription in-kind(a)	—	503,078
Dividends reinvested	—	1,709,944
Cost of shares redeemed	(6,610,276)	(5,340,602)
Change in Net Assets Resulting from Capital Share Transactions	(3,065,117)	16,928,587
Change in Net Assets	7,032,016	25,688,272
Net Assets:
Beginning of period	95,232,740	69,544,468
End of period	$102,264,756	$95,232,740
Share Transactions:
Issued	186,404	1,225,851
Issued in subscriptions in-kind(a)	—	31,680
Reinvested	—	102,176
Redeemed	(338,479)	(315,804)
Change in shares	(152,075)	1,043,903
Accumulated net investment income (loss)	$44,575	$42,856

Amounts designated as “—” are $0 or have been rounded to $0.

(a) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the years indicated.

	For the Six
	Months		For the year	For the year	For the year	For the year	For the
	ended		ended	ended	ended	ended	period ended
	Sep. 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2013		2013	2012	2011	2010	2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.48		$16.92	$17.64	$14.57	$9.19	$10.00

Investment Activities:
Net investment income	—		0.07	0.01	0.02	0.02	0.03	(b)
Net realized and unrealized gains (losses) from investment transactions	1.96		1.93	0.27	3.59	5.60	(0.83)
Total from investment activities	1.96		2.00	0.28	3.61	5.62	(0.80)

Dividends:
Net investment income	—		(0.07)	(0.02)	(0.03)	(0.02)	(0.01)
Net realized gains from investments	—		(0.37)	(0.98)	(0.51)	(0.22)	—
Total dividends	—		(0.44)	(1.00)	(0.54)	(0.24)	(0.01)

Net Asset Value, End of Period	$20.44		$18.48	$16.92	$17.64	$14.57	$9.19
Total Return	10.61	%(c)	12.05%	2.28%	25.13%	61.45%	(7.98	)%(c)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$102,265		$95,233	$69,544	$46,488	$22,057	$2,340
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.16	%(d)
Ratio of net investment income to average net assets	0.00	(d)	0.40%	0.06%	0.14%	0.26%	0.63	%(d)
Ratio of expenses (before fee reductions) to average net assets(e)	1.04	%(d)	1.09%	1.15%	1.27%	1.68%	9.61	%(d)
Portfolio turnover rate	33.79	%(c)	31.98%	24.62%	36.01%	23.07%	4.37	%(c)

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Commencement of operations on October 24, 2008.

(b) Calculated using average shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) During the period, certain fees where reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	September 30, 2013
(Unaudited)

1.              Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Innovations Fund	Walden SMID Cap Fund
Walden Small Cap Innovations Fund	Walden Small Cap Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments. Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair

Continued

Notes to Financial Statements	September 30, 2013
(Unaudited)

value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2013 in valuing the Funds’ investments based on the three levels defined above:

Fund Name	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Investments in Securities
Asset Management Fund
Common Stocks(1)	$244,004,536	$—	$244,004,536
Corporate Bonds(1)	—	11,115,723	11,115,723
Municipal Bonds(2)	—	6,767,570	6,767,570
U.S. Government & U.S. Government Agency Obligations	—	27,319,839	27,319,839
Investment Companies	16,041,073	—	16,041,073
Total	$260,045,609	$45,203,132	$305,248,741

Equity Fund
Common Stocks(1)	$88,086,373	—	$88,086,373
Investment Companies	588,365	—	588,365
Total	$88,674,738	—	$88,674,738

Midcap Fund
Common Stocks(1)	$39,595,296	—	$39,595,296
Investment Companies	353,897	—	353,897
Total	$39,949,193	—	$39,949,193

SMID Cap Fund
Common Stocks(1)	$5,179,646	—	$5,179,646
Investment Companies	54,446	—	54,446
Total	$5,234,092	—	$5,234,092

Small Cap Fund
Common Stocks(1)	$510,059,369	—	$510,059,369
Investment Companies	5,565,438	—	5,565,438
Total	$515,624,807	—	$515,624,807

Walden Asset Management Fund
Common Stocks(1)	$54,279,303	$—	$54,279,303
Corporate Bonds(1)	—	2,298,317	2,298,317
Municipal Bonds(2)	—	720,224	720,224
U.S. Government & U.S. Government Agency Obligations	—	11,152,305	11,152,305
Investment Companies	2,034,938	—	2,034,938
Total	$56,314,241	$14,170,846	$70,485,087

Walden Equity Fund
Common Stocks(1)	$138,803,264	—	$138,803,264
Investment Companies	1,796,984	—	1,796,984
Total	$140,600,248	—	$140,600,248

Walden Midcap Fund
Common Stocks(1)	$28,265,913	—	$28,265,913
Investment Companies	425,313	—	425,313
Total	$28,691,226	—	$28,691,226

Walden SMID Cap Fund
Common Stocks(1)	$25,302,082	—	$25,302,082
Investment Companies	224,640	—	224,640
Total	$25,526,722	—	$25,526,722

Walden Small Cap Fund
Common Stocks(1)	$99,279,395	—	$99,279,395
Investment Companies	667,228	—	667,228
Total	$99,946,623	—	$99,946,623

(1) For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2) For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

Continued

Notes to Financial Statements	September 30, 2013
(Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2013 from the valuation input levels used on March 31, 2013. The Funds did not hold any Level 3 securities during the period ended September 30, 2013.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/ loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the period ended September 30, 2013.

3.              Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Funds and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to service as the Funds’ Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $22,917 for the period ended September 30, 2013, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

BHIL Distributors, Inc., (“BHIL”), a wholly-owned subsidiary of Beacon Hill Fund Services, Inc., serves as the Funds’ distribution agent. The distribution agreement provides for payment of a fixed annual fee of $17,500, fees for review of sales literature and dealer set-up efforts, and reimbursement of out-of-pocket expenses. These amounts are paid monthly to BHIL from the Advisor and not by the Funds. BHIL is not affiliated with Citi or the Adviser.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.

Continued

Notes to Financial Statements	September 30, 2013
(Unaudited)

Each Fund is authorized to pay non-distribution related shareholder services fees up to 0.25% of the average annual net assets with respect to shares of the Funds serviced by an Authorized Service Provider.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ custodian and transfer agent. Under the custody agreement, Boston Trust receives $1,000 annually per Fund plus an annual asset based fee of 0.016% of the value of securities held. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, Citi receives a fixed annual fee from the Funds that use Citi as sub-transfer agent, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit each Fund’s aggregate annual operating expenses to 1.00% of the average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, for the periods ended March 31, 2011, 2012 and 2013 and September 30, 2013, the Adviser reimbursed, and has yet to recoup, fees in the following amounts:

Fund	Amount	Expires

Midcap Fund	$27,687	2014
	33,899	2015
	16,993	2016
	555	2017

SMID Cap Fund	11,533	2015
	33,947	2016
	11,863	2017

Small Cap Fund	105,195	2014
	60,584	2015
	217,520	2017

Walden Asset Management Fund	32,028	2014
	33,900	2015
	49,992	2016
	24,897	2017

Walden Equity Fund	51,177	2014
	26,043	2015
	151,960	2016
	40,654	2017

Walden Midcap Fund	18,288	2015
	34,176	2016
	3,377	2017

Walden SMID Cap Fund	30,124	2016
	10,165	2017

Walden Small Cap Fund	61,924	2014
	45,712	2015
	64,888	2016
	16,038	2017

During the period ended September 30, 2013, the Adviser recouped $13,866 from the Equity Fund.

As of September 30, 2013, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	79,134
SMID Cap Fund	57,343
Small Cap Fund	383,299

Walden Asset Management Fund	140,817
Walden Equity Fund	269,834
Walden Midcap Fund	55,841
Walden SMID Cap Fund	40,289
Walden Small Cap Fund	188,562

During the period ended September 30, 2013, the transfer agent voluntarily reduced a portion of the transfer agent fees otherwise payable by the Funds, as indicated on each Fund’s Statement of Operations. These voluntary reductions are not subject to recoupment in future years.

During the year ended March 31, 2013, net assets of certain Funds (the “Redeeming Funds” were exchanged as in-kind transfers for shares of other Funds (the “Subscribing Funds) within the Trust. Fund shares of the Subscribing Funds, issued in connection with the exchanges, were used to pay for securities, at fair value, transferred from the Redeeming Funds. The total fair value of the in-kind transfers was $324,838 for 31,680 shares of the Walden SMID Cap Fund exchange for 32,516 shares of the SMID Cap Fund and $503,078 for 31,680 shares of the Walden Small Cap Fund in exchange for 40,571 shares of the Small Cap Fund.

Continued

Notes to Financial Statements	September 30, 2013
(Unaudited)

4.              Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the period ended September 30, 2013, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$18,213,290	$13,921,071
Equity Fund	3,991,014	1,519,252
Midcap Fund	2,843,121	1,356,171
SMID Cap Fund	1,019,323	978,701
Small Cap Fund	98,640,531	127,278,345

Walden Asset Management Fund	5,735,429	2,503,733
Walden Equity Fund	8,583,150	8,602,400
Walden Midcap Fund	2,691,669	910,994
Walden SMID Cap Fund	6,449,727	3,946,885
Walden Small Cap Fund	30,074,935	33,677,454

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the period ended September 30, 2013, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$—	$10,531,064
Walden Asset Management Fund	1,020,643	229,025

5.              Federal Income Tax Information:

At September 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$198,000,045	$108,002,807	$(754,111)	$107,248,696
Equity Fund	48,186,711	40,647,694	(159,667)	40,488,027
Midcap Fund	25,782,822	14,233,251	(66,880)	14,166,371
SMID Cap Fund	4,159,688	1,177,554	(103,150)	1,074,404
Small Cap Fund	404,611,813	122,041,168	(11,028,174)	111,012,994

Walden Asset Management Fund	52,994,708	17,964,885	(474,506)	17,490,379
Walden Equity Fund	95,224,964	45,981,316	(606,032)	45,375,284
Walden Midcap Fund	22,503,788	6,271,767	(84,329)	6,187,438
Walden SMID Cap Fund	22,118,133	3,807,552	(398,963)	3,408,589
Walden Small Cap Fund	77,830,925	24,138,282	(2,022,584)	22,115,698

The tax character of distributions paid during the fiscal year ended March 31, 2013 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid(1)
Balanced Fund	$3,899,407	$305,946	$4,205,353	$—	$4,205,353
Equity Fund	861,329	—	861,329	—	861,329
Midcap Fund	207,695	662,925	870,620	—	870,620
SMID Cap Fund	45,812	29	45,841	2,850	48,691
Small Cap Fund	6,375,133	6,708,598	13,083,731	—	13,083,731

Walden Asset Management Fund	710,488	—	710,488	—	710,488
Walden Equity Fund	1,235,398	—	1,235,398	—	1,235,398
Walden Midcap Fund	105,039	—	105,039	—	105,039
Walden SMID Cap Fund	23,799	—	23,799	5,083	28,882
Walden Small Cap Fund	915,641	1,279,700	2,195,341	—	2,195,341

Continued

Notes to Financial Statements	September 30, 2013
(Unaudited)

As of March 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(2)	Total Accumulated Earnings (Deficit)
Asset Management Fund	$810,566	$1,089,703	$1,900,269	$—	$96,812,538	$98,712,807
Equity Fund	195,579	—	195,579	(1,569,735)	35,206,870	33,832,714
Midcap Fund	3,675	287,428	291,103	(35,678)	11,162,774	11,418,199
SMID Cap Fund	—	—	—	(21,614)	722,637	701,023
Small Cap Fund	1,086,062	4,775,622	5,861,684	(49,366)	82,644,724	88,457,042

Walden Asset Management Fund	145,977	—	145,977	(14,493)	14,640,413	14,771,897
Walden Equity Fund	298,146	—	298,146	(1,151,013)	37,187,064	36,334,197
Walden Midcap	2,898	—	2,898	(161,858)	3,973,679	3,814,719
Walden SMID Cap Fund	—	—	—	(8,689)	1,607,808	1,599,119
Walden Small Cap Fund	481,517	764,090	1,245,607	(15,492)	16,996,256	18,226,371

(2) The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

Fund	Late Year Ordinary Loss	Post-October Capital Losses
Equity Fund	$—	$19,851
Midcap Fund	—	35,678
SMID Cap Fund	1,370	—
Small Cap Fund	49,366	—

Walden Midcap Fund	—	9,481
Walden SMID Cap Fund	1,540	2,491
Walden Small Cap Fund	15,492	—

6.              Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of September 30, 2013, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	Boston Trust & Investment Management Company	93.0
Equity Fund	Boston Trust & Investment Management Company	99.1
Midcap Fund	Boston Trust & Investment Management Company	90.0
SMID Cap Fund	Boston Trust & Investment Management Company	60.1
Walden Asset Management Fund	Boston Trust & Investment Management Company	71.7
Walden Equity Fund	Boston Trust & Investment Management Company	29.7
Walden Midcap Fund	Boston Trust & Investment Management Company	97.7
Walden SMID Cap Fund	Boston Trust & Investment Management Company	55.2
Walden Small Cap Fund	Boston Trust & Investment Management Company	34.4

7.            Subsequent Events:

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Supplementary Information (Unaudited)	September 30, 2013

Table of Shareholder Expenses:

As a shareholder of the Boston Trust Funds and Walden Funds, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Funds and Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013, through September 30, 2013.

Actual Expenses

The tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio During Period
	4/1/13	9/30/13	4/1/13 - 9/30/13	4/1/13 - 9/30/13
Asset Management Fund	$1,000.00	$1,046.30	$4.72	0.92%
Equity Fund	1,000.00	1,069.40	4.98	0.96%
Midcap Fund	1,000.00	1,088.70	5.24	1.00%
SMID Cap Fund	1,000.00	1,107.90	5.28	1.00%
Small Cap Fund	1,000.00	1,110.90	5.29	1.00%

Walden Asset Management Fund	1,000.00	1,053.20	5.15	1.00%
Walden Equity Fund	1,000.00	1,081.80	5.22	1.00%
Walden Midcap Fund	1,000.00	1,090.40	5.24	1.00%
Walden SMID Cap Fund	1,000.00	1,104.20	5.27	1.00%
Walden Small Cap Fund	1,000.00	1,106.10	5.28	1.00%

(1)         Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Boston Trust Fund’s and Walden Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)	Annualized Expense Ratio During Period
	4/1/13	9/30/13	4/1/13 - 9/30/13	4/1/13 - 9/30/13
Asset Management Fund	$1,000.00	$1,020.46	$4.66	0.92%
Equity Fund	1,000.00	1,020.26	4.86	0.96%
Midcap Fund	1,000.00	1,020.05	5.06	1.00%
SMID Cap Fund	1,000.00	1,020.05	5.06	1.00%
Small Cap Fund	1,000.00	1,020.26	5.06	1.00%

Walden Asset Management Fund	1,000.00	1,020.05	5.06	1.00%
Walden Equity Fund	1,000.00	1,020.05	5.06	1.00%
Walden Midcap Fund	1,000.00	1,020.05	5.06	1.00%
Walden SMID Cap Fund	1,000.00	1,020.05	5.06	1.00%
Walden Small Cap Fund	1,000.00	1,020.05	5.06	1.00%

(1)         Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2013.

Boston Trust Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Industrials	16.3%
Financials	15.2%
Information Technology	12.2%
Consumer Discretionary	10.0%
U.S. Government & U.S. Government Agency Obligations	8.9%
Health Care	8.9%
Consumer Staples	8.7%
Energy	8.2%
Investment Companies	5.2%
Materials	3.8%
Municipal Bonds	2.2%
Telecommunication Services	0.2%
Other net assets	0.2%
Total	100.0%

Boston Trust Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Industrials	19.5%
Financials	16.0%
Information Technology	14.7%
Consumer Discretionary	12.6%
Consumer Staples	11.0%
Health Care	10.4%
Energy	10.1%
Materials	4.9%
Investment Companies	0.7%
Other net assets	0.1%
Total	100.0%

Boston Trust Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	17.3%
Industrials	16.3%
Consumer Discretionary	15.9%
Information Technology	14.7%
Health Care	12.7%
Energy	8.6%
Consumer Staples	6.1%
Materials	4.9%
Utilities	3.4%
Investment Companies	0.9%
Liabilities in excess of other net assets	-0.8%
Total	100.0%

Boston Trust SMID Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	22.5%
Industrials	16.8%
Information Technology	15.0%
Consumer Discretionary	13.8%
Health Care	11.5%
Materials	6.4%
Energy	5.4%
Utilities	4.3%
Consumer Staples	3.4%
Investment Companies	1.0%
Liabilities in excess of other net assets	-0.1%
Total	100.0%

Boston Trust Small Cap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.9%
Information Technology	18.4%
Industrials	15.2%
Health Care	14.1%
Consumer Discretionary	12.9%
Energy	5.8%
Materials	4.8%
Consumer Staples	3.9%
Utilities	2.9%
Investment Companies	1.1%
Other net assets	—%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2013.

Walden Asset Management Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	15.8%
Financials	14.4%
Information Technology	13.4%
Industrials	12.4%
Health Care	10.9%
Consumer Staples	9.5%
Consumer Discretionary	9.0%
Energy	7.1%
Materials	3.3%
Investment Companies	2.9%
Municipal Bonds	1.0%
Telecommunication Services	0.2%
Other net assets	0.1%
Total	100.0%

Walden Equity Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Information Technology	16.9%
Industrials	16.2%
Financials	15.0%
Health Care	14.1%
Consumer Staples	12.0%
Consumer Discretionary	11.3%
Energy	8.8%
Materials	4.4%
Investment Companies	1.3%
Other net assets	—%
Total	100.0%

Walden Midcap Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	16.6%
Industrials	16.5%
Consumer Discretionary	15.9%
Information Technology	14.2%
Health Care	12.8%
Energy	8.3%
Consumer Staples	6.5%
Materials	4.8%
Utilities	3.5%
Investment Companies	1.5%
Other net assets	-0.6%
Total	100.0%

Walden SMID Cap Innovations Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	22.5%
Industrials	16.8%
Information Technology	15.3%
Consumer Discretionary	13.9%
Health Care	11.3%
Materials	6.1%
Energy	5.3%
Utilities	4.1%
Consumer Staples	3.8%
Investment Companies	0.9%
Other net assets	—%
Total	100.0%

Walden Small Cap Innovations Fund

Security Allocation for the Schedule of Portfolio	Percentage of Total
Investments	Net Assets
Financials	20.7%
Information Technology	18.3%
Industrials	14.4%
Health Care	13.9%
Consumer Discretionary	12.3%
Energy	5.8%
Materials	4.9%
Consumer Staples	3.8%
Utilities	2.9%
Investment Companies	0.7%
Other net assets	2.3%
Total	100.0%

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Results of Shareholder Votes:

A special meeting of shareholders of Boston Trust & Walden Funds was held on May 24, 2013. The following is a summary of the shareholder voting results approved at the meeting:

1.              Approval of Lucia B. Santini and Heidi Soumerai as interested trustees of the Trust:

	For Approval	Against Approval	Abstain
Lucia B. Santini	55,434,439.354	88,278.840	118,839.896
Heidi Soumerai	53,615,784.604	1,890,373.547	135,399.939

Michael M. Van Buskirk, Diane E. Armstrong and Dr. James H. Woodward continued as independent trustees following the meeting.

2.              Approval of an amendment to each Fund’s fundamental policy regarding loans, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,416,502.829	11,900.000	0.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,525,844.000	179.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,268,168.316	92,343.708	93,496.021
Walden Asset Management Fund	3,547,953.497	4,223.074	9,045.912
Walden Equity Fund	4,299,719.992	14,739.847	14,704.018
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,591,113.876	6,618.356	247.694

3.              Approval of an amendment to each Fund’s fundamental policy regarding borrowing, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,416,502.829	11,900.000	0.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,526,023.000	0.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,268,168.316	92,343.708	93,496.021
Walden Asset Management Fund	3,551,194.902	1,098.291	8,929.290
Walden Equity Fund	4,283,517.682	23,601.110	22,045.065
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,594,039.579	3,692.653	247.694

4.              Approval of an amendment to each Fund’s fundamental policy regarding underwriting, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,416,502.829	11,900.000	0.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,526,023.000	0.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,268,190.638	92,215.749	93,601.658
Walden Asset Management Fund	3,551,311.524	981.669	8,929.290
Walden Equity Fund	4,297,684.272	9,584.356	21,895.229
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,594,039.579	3,692.653	247.694

Continued

5.              Approval of an amendment to each Fund’s fundamental policy regarding purchases of real estate, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,414,195.833	12,253.996	1,953.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,526,023.000	0.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,268,929.523	92,022.892	93,055.630
Walden Asset Management Fund	3,538,184.141	13,992.430	9,045.912
Walden Equity Fund	4,275,787.376	35,212.610	18,163.871
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,594,039.579	3,692.653	247.694

6.              Approval of an amendment to each Fund’s fundamental policy regarding commodities, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,414,195.833	12,253.996	0.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,526,023.000	0.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,268,633.286	92,311.593	93,063.166
Walden Asset Management Fund	3,538,184.141	13,992.430	9,045.912
Walden Equity Fund	4,276,438.671	37,163.056	15,562.130
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,591,113.876	3,692.653	3,173.397

7.              Approval of an amendment to each Fund’s fundamental policy regarding concentration, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,416,502.829	11,900.000	0.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,526,023.000	0.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,268,638.545	92,918.870	92,450.630
Walden Asset Management Fund	3,551,194.902	981.669	9,045.912
Walden Equity Fund	4,285,526.325	7,901.288	35,736.244
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,594,039.579	3,692.653	247.694

8.              Approval of an amendment to each Fund’s fundamental policy regarding issuance of senior securities, as described in the proxy statement to shareholders:

	For Approval	Against Approval	Abstain
Boston Trust Asset Management Fund	7,416,148.833	12,253.996	0.000
Boston Trust Equity Fund	4,790,963.000	0.000	0.000
Boston Trust Midcap Fund	2,526,023.000	0.000	1,311.000
Boston Trust SMID Cap Fund	390,963.000	0.000	0.000
Boston Trust Small Cap Fund	15,269,037.845	91,914.570	93,055.630
Walden Asset Management Fund	3,539,349.844	3,546.405	18,326.234
Walden Equity Fund	4,262,624.555	24,069.213	42,470.089
Walden Midcap Fund	1,956,023.000	0.000	0.000
Walden SMID Cap Innovations Fund	1,002,111.752	0.000	0.000
Walden Small Cap Innovations Fund	2,594,039.579	3,692.653	247.694

Investment Adviser

Boston Trust Investment Management, Inc.
One Beacon Street

Boston, MA 02108

Custodian and Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, OH 43214

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/13

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date:	November 21, 2013

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date:	November 21, 2013